As filed with the Securities and Exchange Commission on September 25, 2012
File No.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
(Check appropriate box or boxes)

JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

151 Detroit Street
Denver, Colorado 80206-4805
(Address of Principal Executive Offices)
303-333-3863
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:
Stephanie Grauerholz-Lofton
151 Detroit Street
Denver, Colorado 80206-4805

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.
Title of Securities Being Registered: Shares of Beneficial Interest, par value of $0.01, of Janus Worldwide Fund.
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

For shareholders of
Janus Global Research Fund

[                    , 2012]

Dear Shareholder:

We wanted to inform you, as a shareholder of Janus Global Research Fund, that the Trustees of your Fund have approved Janus’ proposal to merge the Fund into Janus Worldwide Fund, effective on or about [January   , 2013]. Janus’ proposal to merge the two funds was based largely on similarities of the funds’ investment objectives, strategies and policies, as well as the anticipated expense efficiencies due to the larger asset base of the combined Fund after the merger. This merger is subject to approval by the shareholders of Janus Global Research Fund. If the merger is approved, you will receive the same class of shares of the combined Fund that you hold in Janus Global Research Fund as of the merger date.

Although your Fund is merging into Janus Worldwide Fund, after the merger, the combined Fund will continue to have the same investment objective, strategies, policies and portfolio management team that manages your Fund today. The combined Fund will be renamed Janus Global Research Fund, but will have the expense structure of Janus Worldwide Fund. That expense structure is very similar to your Fund’s existing expense structure, in that both Funds have a performance-based management fee, so your total expense ratio over time will fluctuate just as it does today. However, as explained in greater detail in the attached Q&A and Proxy Statement/Prospectus, there are certain differences between the Funds’ fee structures. The impact of these differences on future fees you might pay will depend on the future performance of the combined Fund.

The proposed merger offers a number of benefits to Janus Global Research Fund shareholders, including a lower base management fee rate, fee waivers that likely will result in a lower overall performance fee for two years after the merger, and for most Fund shareholders, lower total expenses than you currently pay. Also, the long-term performance track record of your Fund will remain in place. Finally, the merger is designed to qualify as a tax-free merger, so you should not realize a tax gain or loss as a direct result of the merger. Additional details about the proposed merger are described in the enclosed Q&A and Proxy Statement/Prospectus.

Your Fund’s Board of Trustees believes the proposed merger is in the best interest of shareholders and has recommended that shareholders vote “FOR” the merger.

You can vote in one of four ways:

•	By mail with the enclosed proxy card;

•	By internet through the website listed in the proxy voting instructions;

•	By telephone using the toll-free number listed in the proxy voting instructions; or

•	In person at the special shareholder meeting on [January , 2013].

Your vote is extremely important, so please read the enclosed Proxy Statement/Prospectus carefully and submit your vote. If you have any questions about the proposal, please call our proxy solicitor, [name] at [1-800-     ].

Thank you for your consideration of this important proposal. We value the trust and confidence you have placed with us and look forward to continuing our relationship with you.

Sincerely,

Robin C. Beery
Chief Executive Officer and President
of Janus Investment Fund

JANUS GLOBAL RESEARCH FUND
151 Detroit Street
Denver, Colorado 80206

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Notice is hereby given that the Board of Trustees of Janus Investment Fund (the “Trust”) has called a Special Meeting of Shareholders of Janus Global Research Fund (“Global Research Fund”), a series of the Trust, to be held at the JW Marriott Hotel, 150 Clayton Lane, Denver, Colorado 80206, on [January   , 2013], at [10:00 a.m.] Mountain Time (together with any adjournments or postponements thereof, the “Meeting”). At the Meeting, shareholders will be asked to vote to approve an Agreement and Plan of Reorganization (the “Plan”), which provides for the merger of Global Research Fund into Janus Worldwide Fund (“Worldwide Fund”) (the “Merger”) and to transact such other business, if any, as may properly come before the Meeting.

Any shareholder who owned shares of Global Research Fund as of the close of business on [               , 2012] (the “Record Date”) will receive notice of the Meeting and will be entitled to vote at the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting.

In the event that the necessary quorum to transact business or the vote required to approve the Plan is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of Global Research Fund entitled to vote that are present in person or by proxy at the Meeting. If a quorum is not present, the persons named as proxies will vote the proxies, in accordance with applicable law, in favor of adjournment if they determine additional solicitation is warranted and in the interests of Global Research Fund’s shareholders.

Shareholders who do not expect to attend the Meeting are urged to complete, sign and date the enclosed proxy card(s) and return it in the enclosed addressed envelope, which needs no postage if mailed in the United States, or to take advantage of the Internet or telephonic voting procedures described on the enclosed proxy card(s). If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.

The Board of Trustees recommends that shareholders vote FOR the Plan.

By Order of the Board of Trustees,

Robin C. Beery
Chief Executive Officer and President
of Janus Investment Fund

[October   , 2012]

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may avoid any delay involved in validating your vote if you fail to sign your proxy card(s) properly.

1. Individual Account: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Account: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Account
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Account
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Account
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS
[          , 2012]

Relating to the acquisition of the assets of

JANUS GLOBAL RESEARCH FUND

by and in exchange for shares of beneficial interest of

JANUS WORLDWIDE FUND
each, a series of Janus Investment Fund

151 Detroit Street
Denver, Colorado 80206-4805
1-800-525-3713 (if you hold Class D Shares)
1-800-525-0020 (if you hold shares through a plan sponsor,
broker-dealer, or other intermediary)

INTRODUCTION

This Proxy Statement/Prospectus is being furnished to shareholders of Janus Global Research Fund in connection with a special meeting of shareholders to be held at the JW Marriott Hotel, 150 Clayton Lane, Denver, Colorado 80206 on [January   , 2013] at [10:00 a.m.] Mountain Time (together with any adjournments or postponements thereof, the “Meeting”) to consider a proposal to approve an Agreement and Plan of Reorganization with respect to Janus Global Research Fund (the “Plan”). Under the Plan, all or substantially all of the assets of Janus Global Research Fund (“Global Research Fund”) would be transferred to Janus Worldwide Fund (“Worldwide Fund,” and together with Global Research Fund, the “Funds” and each, a “Fund”), a Fund also managed by Janus Capital Management LLC (“Janus”), in exchange for shares of beneficial interest of Worldwide Fund and the assumption by Worldwide Fund of all of the liabilities of Global Research Fund, as described more fully below (the “Merger”). As a result of the proposed Merger, each shareholder of Global Research Fund will receive a number of full and fractional shares of Worldwide Fund approximately equal in value to their holdings in Global Research Fund as of the closing date of the Merger. After the Merger is completed, Global Research Fund will be liquidated and the combined Fund will be renamed Janus Global Research Fund. The closing of the Merger is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Appendix A. The Merger is expected to occur on or about [January   , 2013] (the “Closing Date”).

Worldwide Fund and Global Research Fund are each a series of the Trust, an open-end, registered management investment company organized as a Massachusetts business trust. Janus will remain the investment adviser of the combined Fund after the Merger. Janus is responsible for the day-to-day management of Global Research Fund’s and Worldwide Fund’s investment portfolios and furnishes continuous advice and recommendations concerning each Fund’s investments. Janus, which as of [June 30] [September 30], 2012], sponsored [    ] mutual funds with approximately [$     ] in mutual fund assets under management, is one of the larger mutual fund sponsors in the United States. The proposed Merger will offer shareholders continuity in portfolio management while giving you continued access to Janus’ experience and resources in managing mutual funds.

The Board of Trustees that oversees the Funds is soliciting proxies from shareholders of Global Research Fund for the Meeting. This Proxy Statement/Prospectus, Notice of Special Meeting, and the proxy card(s) are first being mailed to shareholders on or about [November   , 2012].

The Board of Trustees recommends that shareholders vote FOR the Plan.

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about Global Research Fund, Worldwide Fund, and the proposed Merger, before voting on the Plan and thereby investing in the combined Fund as of the Closing Date. If the Merger is approved, the combined Fund will adopt the investment strategies and policies of your Fund. Both Funds share the same investment objective of long-term growth of capital. In addition, after the Merger, your Fund’s total expenses are expected to decrease as a result of combining with the larger asset base of Worldwide Fund. Janus is also limiting the performance-based management fee rate paid by the combined Fund for two years after the Merger. This will likely mean that the performance-based management fee rate your Fund currently pays will be reduced during the first two years after the Merger. [The Prospectus of Worldwide Fund, as supplemented, is enclosed and is incorporated by reference and considered part of this Proxy Statement/Prospectus.]

Incorporation by Reference

For more information about the investment objectives, strategies, restrictions, and risks of Global Research Fund and Worldwide Fund, see:

i.	The Statement of Additional Information of Global Research Fund and Worldwide Fund dated January 27, 2012, as supplemented;

ii.	the combined Annual Report of the Funds, for the fiscal year ended September 30, 2011 (File No. 811-01879); and

iii.	the unaudited combined Semiannual Report of the Funds, for the fiscal period ended March 31, 2012 (File No. 811-01879).

The above documents have been filed with the U.S. Securities and Exchange Commission (“SEC”) and are incorporated by reference herein as appropriate. The Prospectus of each class of Global Research Fund and its Annual Report and more recent Semiannual Report have previously been delivered to Global Research Fund shareholders.

A Statement of Additional Information dated [               , 2012] relating to the Merger has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. You can obtain a free copy of that document by contacting your plan sponsor, broker-dealer, or financial intermediary or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

No other parts of the Prospectuses, Statement of Additional Information, Annual Report, or Semiannual Report are incorporated by reference.

The Funds provide annual and semiannual reports to their shareholders that highlight relevant information, including investment results and a review of portfolio changes. Additional copies of each Fund’s most recent annual report and any more recent semiannual report are available, without charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). The reports are also available, without charge, at janus.com/info (or janus.com/reports if you hold Class D Shares), or by sending a written request to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206-4805.

The shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution or the U.S. Government, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials, and other information with the SEC. You may review and copy information about the Funds at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Commission’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

Shares of the Funds have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

The following chart outlines the impacted share classes and their respective ticker symbols:

Fund/Class	Ticker
Global Research Fund
Class A Shares	JRGAX
Class C Shares	JRGCX
Class D Shares	JANGX
Class S Shares	JRGSX
Class I Shares	JRGIX
Class T Shares	JARFX
Worldwide Fund
Class A Shares	JDWAX
Class C Shares	JWWCX
Class D Shares	JANWX
Class S Shares	JWGRX
Class I Shares	JWWFX
Class T Shares	JAWWX

PROXY STATEMENT/PROSPECTUS

[      , 2012]

TABLE OF CONTENTS [TO BE UPDATED]

i

ii

Q&A / SYNOPSIS

This Proxy Statement/Prospectus provides a brief overview of the key features and other matters typically of concern to shareholders considering a proposed Merger between mutual funds. These responses are qualified in their entirety by the remainder of this Proxy Statement/Prospectus, which you should read carefully because it contains additional information and further details regarding the Merger. The description of the Merger is qualified by reference to the full text of the Plan, which is attached as Appendix A.

Q.	What is being proposed?

A.	The Board of Trustees of the Trust recommends that shareholders of Global Research Fund approve a plan that authorizes the merger of Global Research Fund into Worldwide Fund. Each Fund is a series of the Trust and is managed by Janus. You are receiving this Proxy Statement/Prospectus because, as a shareholder of Global Research Fund, you have a right to vote on the Merger.

If approved by shareholders, as of the Closing Date, Global Research Fund investors will receive a number of full and fractional shares of Worldwide Fund approximately equivalent in dollar value to their shares held in Global Research Fund as of the close of business on the Closing Date. Specifically, all or substantially all of the assets of Global Research Fund will be transferred to Worldwide Fund solely in exchange for shares of Worldwide Fund with a value approximately equal to the value of Global Research Fund’s assets net of liabilities, and the assumption by Worldwide Fund of all liabilities of Global Research Fund. Immediately following the transfer, the shares of Worldwide Fund received by Global Research Fund will be distributed pro rata to Global Research Fund shareholders of record as of the Closing Date (on or about [January , 2013]). After the Merger is completed, Global Research Fund will be liquidated and the combined Fund will be renamed Janus Global Research Fund. The Merger is conditioned upon receipt of an opinion of counsel that the Merger qualifies as a tax-free Merger.

Q.	What is happening with the Merger?

A.	If approved, the following will occur:

•	Your Fund (Global Research Fund) will merge into Worldwide Fund, creating the “Combined Fund.”
•	The Combined Fund will be managed by the investment team that currently manages your Fund.
•	The Combined Fund will adopt the strategies, investment policies and risks of your Fund.
•	The Combined Fund will change its name to “Janus Global Research Fund.”
•	The performance history of Global Research Fund will continue as the Combined Fund’s historical performance.
•	The Combined Fund will use the expense structure of Worldwide Fund, including maintaining:

¡	the base management fee rate of Worldwide Fund of 0.60%, which is 0.04% lower annually than your Fund, and
¡	the benchmark index of Worldwide Fund, the Morgan Stanley Capital International (“MSCI”) World Indexsm, which will be used for purposes of calculating the Combined Fund’s performance adjustment to the base management fee rather than the MSCI World Growth Index, which is your Fund’s current benchmark.

•	For two years after the Merger, Janus will waive its management fee to at least a level that is equivalent to the fee rate the Combined Fund would have paid if, after the Merger, the performance history of Worldwide Fund were used to calculate the performance fee adjustment to the base management fee. Essentially, this means that the management fee rate paid by the Combined Fund is expected to be lower than the management fee rate you would pay as a shareholder of Global Research Fund, assuming the performance of each Fund was the same after the Merger.
•	Your Fund’s total expense ratio (excluding any performance adjustment) is expected to decrease after the Merger as a result of combining assets with the larger Worldwide Fund.

Q.	What is the recommendation of the Board of Trustees?

A.	At a meeting held on August 30, 2012, the Board of Trustees of the Trust (“Board of Trustees,” “Board” or “Trustees”) determined that the Merger is in the best interests of Global Research Fund and Worldwide Fund.

The Board of Trustees recommends that shareholders vote FOR the Plan.

Q.	What did the Board of Trustees consider in determining that the Merger is in the best interests of Global Research Fund?

A.	In determining that the Merger is in the best interests of Global Research Fund, the Board of Trustees considered the following factors, among others:

•	The compatibility of each Fund’s investment objective, strategies and risks, and the extent of the overlap of portfolio holdings between the Funds.
•	The portfolio management team that currently manages the Global Research Fund will continue to manage the Combined Fund after the Merger, using the investment strategies and policies of Global Research Fund.
•	Shareholders of Global Research Fund will have the opportunity to invest in the larger Combined Fund and benefit from long-term economies of scale related to the Fund’s other expenses that are expected to result from the Merger.
•	The comparative expense structure of the two Funds, including the expectation that expenses for the Combined Fund will be lower for shareholders of Global Research Fund after the Merger. This consideration takes into account the lower base management fee rate (which excludes the performance adjustment) and the two-year fee waiver by Janus that is expected to result in a net management fee rate for the Combined Fund during the two-year period that is lower than the one Global Research Fund shareholders would have paid if the Merger did not occur.
•	The historical performance of Global Research Fund as compared to its current benchmark and to the benchmark of the Combined Fund, and the potential impact on the size of future performance adjustments to the base management fee rate after the two-year waiver expires.
•	The Merger, for each Fund and its shareholders, is expected to be tax-free in nature.
•	The Combined Fund may not be able to utilize certain tax loss carry forwards that would otherwise be available.
•	Janus and Global Research Fund are equally sharing the costs associated with the Merger.
•	The benefits of the Merger to Janus and its affiliates, including, among other things, that Janus may derive greater operational efficiencies by managing a single fund rather than two separate funds with substantially similar investment objectives, strategies, policies, and risks.

Q.	Will I own the same number of shares of the Combined Fund as I currently own of Global Research Fund?

A.	Not necessarily. You will receive the same class of shares of the Combined Fund, and approximately equivalent in dollar value, as the class of shares of Global Research Fund you own as of the Merger. However, the number of shares you receive will depend on the relative net asset values of the shares of Global Research Fund and Worldwide Fund as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day prior to the closing of the Merger.

Q.	How do the Funds’ investment objective, strategies, and risks compare?

A.	The following summarizes the primary similarities and differences in the Funds’ investment objective, principal investment strategies, and risks.

Similarities:

Investment Objective: Each Fund seeks long-term growth of capital.

Principal Investment Strategies:

•	Each Fund invests primarily in equity securities selected for their growth potential.
•	Each Fund can invest in companies of any size located anywhere in the world. Global Research Fund has a formal policy to invest at least 40% of its assets outside the United States. As of [ ], each Fund held approximately [ ]% of its assets outside the United States.
•	Each Fund can invest in emerging markets. As of [ ], Global Research Fund held approximately [ ]% of its assets in emerging markets and Worldwide Fund held approximately [ ]% of its assets in emerging markets.
•	Each Fund may invest in derivatives.

Diversification: Each Fund is classified as “diversified,” meaning that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer.

Risks: Each Fund’s returns will vary and you could lose money. The primary risks of each Fund relate to the market, investments in growth securities, and foreign exposure.

Differences:

Portfolio Manager: Worldwide Fund is managed by George Maris. Global Research Fund is managed by Janus’ equity research analysts, led by James Goff. Janus’ equity research analysts select investments for Global Research Fund which represent their high-conviction ideas in all market capitalizations, styles, and geographies. For Worldwide Fund, Mr. Maris applies a “bottom up” approach to selecting investments, meaning he looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. If the Merger is approved, Janus’ equity research analysts will manage the Combined Fund and will continue to be led by James Goff.

Benchmarks: The MSCI World Indexsm is Worldwide Fund’s benchmark and the MSCI World Growth Index is Global Research Fund’s benchmark. Both Funds also compare their performance to a secondary benchmark, the MSCI All Country World Indexsm. If the Merger is approved, Worldwide Fund’s benchmark, the MSCI World Indexsm, will be the Combined Fund’s primary benchmark. If the MSCI World Indexsm does not perform as well as the MSCI World Growth Index, it will be easier for the Combined Fund to outperform the MSCI World Indexsm to a greater extent than the MSCI World Growth Index, thereby having the potential to increase the management fee paid by your Fund beginning in the third year after the Merger. Janus has the opportunity to benefit from increased management fees that may be paid by the Combined Fund if the MSCI World Indexsm does not perform as well as the MSCI World Growth Index. When considering whether to approve this Merger, you should consider the change in benchmarks for measuring performance of the Combined Fund and its potential impact on the management fee you will pay.

Number of Holdings: As of [ , 2012], Global Research Fund held [ ] securities and Worldwide Fund held [ ] securities. Despite this difference in number of holdings, Global Research Fund held [ ]% of its assets in securities that were also held in Worldwide Fund and Worldwide Fund held [ ]% of its assets in securities that were also held in Global Research Fund.

Further information comparing the investment objectives, strategies, restrictions, and risks is included below under “Summary of the Funds.”

Q.	How do the Funds compare in size?

A.	As of [ , 2012], Global Research Fund’s net assets were approximately $[ ] million and Worldwide Fund’s net assets were approximately $[ ] billion. The asset size of each Fund fluctuates on a daily basis and the asset size of the Combined Fund after the Merger may be larger or smaller than the combined assets of the Funds as of [ , 2012]. More current total net asset information is available at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares).

Q.	How does the fee structure of the Combined Fund after the Merger differ from the current fee structure of my Global Research Fund?

A.	The fee structure of the Combined Fund after the Merger is substantially similar to the current fee structure of Global Research Fund, but differs in two important respects in terms of the methodology used to calculate the amount of management fees to be paid. Both Funds utilize a performance-based management fee structure, which is composed of (i) a fixed “base” fee and (ii) a performance adjustment that allows the “base” management fee rate to increase or decrease by up to 0.15% (assuming constant assets) depending on the Fund’s performance relative to its benchmark index over the prior 36-month rolling period (“Performance Adjustment”).

The first difference between the current fee structure for Global Research Fund and that to be used for the Combined Fund is that while Global Research Fund currently has a fixed “base” fee rate of 0.64%, that rate will decrease to 0.60% for the Combined Fund as a result of the Merger.

The second difference is that the Combined Fund will use a different benchmark index than the one currently used by Global Research Fund to calculate the Performance Adjustment. The Combined Fund will retain Global Research Fund’s historical track record. The Performance Adjustment will be calculated by comparing the Combined Fund’s relative performance to MSCI World Indexsm instead of the MSCI World Growth Index. As discussed below, this change will have no practical impact on the management fee rate paid by the Combined Fund for the first two years after the merger, because Janus has agreed to waive fees to a level determined as if the Performance Adjustment were calculated using the historical performance of Worldwide Fund. If the management fee rate for any month during the two-year waiver period would have been lower using the historical performance of Worldwide Fund for periods prior to the Merger, Janus will waive its fee that month to the lower amount.

To illustrate, assume the Merger occurred on March 31, 2012 when Worldwide Fund’s management fee rate (including the Performance Adjustment) was 0.68% and Global Research Fund’s management fee rate was 0.77% (including the Performance Adjustment). Janus would waive the management fee rate as of the Merger date to the extent that it increased above 0.68%, and for each month during the next two years Janus would continue to waive the management fee rate if the fee rate that Worldwide Fund would have paid was lower than the Combined Fund’s actual management fee rate. Since the Performance Adjustment is calculated based on the historical performance of the Fund over a 36-month rolling period and Worldwide Fund has underperformed Global Research Fund relative to their respective benchmarks during more of the 36-month period, it is expected that the management fee rate paid by your Fund will be reduced during most, if not all, of the two-year period after the Merger. Since the Performance Adjustment fluctuates monthly, the amount of the management fee rate that the Combined Fund will pay and that Janus will waive will also fluctuate monthly.

Pro forma fee, expense, and financial information is included in this Proxy Statement/Prospectus. For additional details related to the performance fee calculation, please refer to Appendix [E].

Q.	Will the Merger result in higher management fees for current Global Research Fund shareholders?

A.	For the first two years after the Merger, the management fee rate you will pay as a shareholder of the Combined Fund will likely be less than the rate you would pay if the Merger did not take place. That’s because the annual “base” portion of the management fee paid by the Combined Fund will decrease from the 0.64% rate you currently pay to a rate of 0.60%, and Janus has agreed to a two-year fee waiver that, as a practical matter, is expected to eliminate most if not all of the impact of the use of the historical performance of Global Research Fund and the MSCI World Indexsm as the Combined Fund’s benchmark index for purposes of calculating the Performance Adjustment. That means while the fee waiver is in effect, you will likely pay less in management fees as a shareholder in the Combined Fund than if the Merger did not take place. However, when the waiver is removed, the management fee rate paid by the Combined Fund will reflect the actual performance of the Combined Fund relative to the MSCI World Indexsm during the 36 months prior to that date, which could be higher or lower than the management fee rate paid monthly during the two-year waiver period. To the extent the Combined Fund outperforms the MSCI World Indexsm after the date of the Merger you could see an increase, and possibly a significant increase, in the management fee rate paid to Janus by the Combined Fund when the waiver is eliminated. That increase would also mean that Janus could earn more in management fees going forward than it otherwise would if the Merger had not occurred. In addition, the two-year waiver could result in better performance for the Combined Fund that once the waiver is removed, the management fee rate is higher than it would have been without the two-year waiver. This could result if the Combined Fund outperforms the MSCI World Indexsm to a greater extent during the two-year waiver period as a result of the waiver.

Further, the historical performance of Global Research Fund has typically outperformed the MSCI World Indexsm to a greater extent than it has outperformed the current benchmark index for the Global Research Fund, which means it theoretically would be easier for Janus to earn a higher management fee rate. However, whether this outperformance continues will depend on the performance of the Combined Fund relative to the MSCI World Indexsm, which is not possible to predict.

Q.	Will the Merger result in higher Fund expenses?

A.	Fund expenses are expected to be lower for shareholders of Global Research Fund after the Merger. Based on March 31, 2012 assets (and assuming the Merger occurred on March 31, 2012), all classes of Global Research Fund are expected to experience a decrease in Total Annual Fund Operating Expenses, some a significant decrease, without taking into account any waivers or reimbursements.

Additional pro forma fee, expense, and financial information is included in this Proxy Statement/Prospectus.

Q.	How will the Fund’s performance be shown after the Merger?

A.	The performance of the Combined Fund that is shown after the Merger will be that of Global Research Fund rather than Worldwide Fund. Global Research Fund commenced operations in February 2005 and Worldwide Fund commenced operations in April 1991. By using Global Research Fund’s performance after the Merger, Worldwide Fund’s accounting history is eliminated and replaced by the accounting history of Global Research Fund. Information comparing each Fund’s historical performance is included in this Proxy Statement/Prospectus.

Q.	What are the federal income tax consequences of the Merger?

A.	The Merger is expected to qualify as a tax-free transaction for federal income tax purposes (under section 368(a) of the Internal Revenue Code of 1986, as amended) and will not take place unless counsel provides an opinion to that effect. Shareholders should not recognize any capital gain or loss as a direct result of the Merger. However, in order to effect the Merger as a tax-free transaction, prior to the Closing Date you may receive a distribution of ordinary income or capital gains that Global Research Fund has accumulated as of the date of the distribution. This distribution would otherwise occur at the end of the year. Additionally, as a result of the Merger, the Combined Fund may lose the ability to utilize a portion of realized capital losses that Global Research Fund might have used absent the Merger to offset or defer gains on sales of portfolio securities under some circumstances. As always, if you choose to redeem or exchange your shares (whether before or after the Merger), you may realize a taxable gain or loss depending on the performance of such shares since you acquired them; therefore, consider consulting a tax adviser before any exchange or redemption.

Q.	Will my cost basis change as a result of the Merger?

A.	Your total cost basis is not expected to change as a result of the Merger. However, since the number of shares you hold after the Merger may be different than the number of shares you held prior to the Merger, your average cost basis per share may change. Since the Merger will be treated as a tax-free transaction for Global Research Fund, shareholders should not recognize any capital gain or loss as a direct result of the Merger.

Q.	Will the shareholder services provided by Janus change?

A.	No. Janus currently manages both Global Research Fund and Worldwide Fund and will continue as the investment adviser of the Combined Fund following the Merger. The administrator, custodian, transfer agent, and distributor are the same for the Funds and will not change as a result of the Merger. Shareholders of Global Research Fund will also have the same purchase and redemption privileges as they currently enjoy. Please consult your financial intermediary for information on any services provided by them to the Funds.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Merger?

A.	No. There will be no sales load, commission or other transactional fee in connection with the Merger. The full and fractional value of shares of Global Research Fund will be exchanged for full and fractional corresponding shares of the Combined Fund having approximately equal value, without any sales load, commission or other transactional fee being imposed.

Q.	Can I still add to my existing Global Research Fund account until the Merger?

A.	Yes. Global Research Fund shareholders may continue to make additional investments until the Closing Date (anticipated to be on or about [January , 2013]), unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. If the Merger is approved, an account in the Combined Fund will be set up in your name and your shares of Global Research Fund will automatically be converted to corresponding shares of the Combined Fund. You will receive confirmation of this transaction following the Merger.

Q.	Will either Fund pay fees associated with the Merger?

A.	Fees associated with the Merger are shared equally between Janus and Global Research Fund. Such fees are estimated to be [ ] plus any out-of-pocket expenses.

Q.	If shareholders approve the Merger, when will the Merger take place?

A.	If approved, the Merger is expected to occur on or about [January , 2013], or as soon as reasonably practicable after shareholder approval is obtained. After completion of the Merger, affected shareholders will receive a confirmation statement reflecting their new Fund account number and number of shares owned.

Q.	What if I want to exchange my shares into another Janus fund prior to the Merger?

A.	You may exchange your shares into another Janus fund before the Closing Date (on or about [January , 2013]) in accordance with your pre-existing exchange privileges by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-800-525-3713 if you hold Class D Shares or 1-800-525-0020 if you hold shares through an intermediary. If you choose to exchange your shares of Global Research Fund for another Janus fund, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account (“IRA”). Exchanges may be subject to minimum investment requirements.

Q.	What happens if the Merger is not approved?

A.	Any shares you held in Global Research Fund would remain Global Research Fund shares. Global Research Fund and Worldwide Fund would each continue to operate separately and the Board of Trustees would determine what further action, if any, to take.

Q.	How many votes am I entitled to cast?

A.	You are entitled to one vote for each whole or fractional dollar value of the net asset value of Global Research Fund shares held in your name on the Record Date. Shareholders of record of Global Research Fund at the close of business on the Record Date will receive notice of and be asked to vote on the Plan.

Q.	How can I vote my shares?

A.	You can vote in any one of four ways:

•	By mail, by sending the enclosed proxy card (signed and dated) in the enclosed envelope;
•	Through the internet by going to the website listed on your proxy card;
•	By telephone using the toll-free number listed on your proxy card; or
•	In person, by attending the Special Meeting of Shareholders on [January , 2013] (or any adjournments or postponements thereof).

Whichever method you choose, please take the time to read the full text of this Proxy Statement/Prospectus before you vote.

Q.	If I vote my proxy now as requested, can I change my vote later?

A.	Yes. You may revoke your proxy vote at any time before it is voted at the Meeting by (1) delivering a written revocation to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206; (2) submitting a subsequently executed proxy vote; or (3) attending the Meeting and voting in person. Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or the internet. This will help us to ensure that an adequate number of shares are present at the Meeting for consideration of the Merger.

Q.	What is the required vote to approve the Merger?

A.	Approval of the Merger will require the affirmative vote of a “majority of the outstanding voting securities” of Global Research Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means the lesser of (1) 67% or more of the shares present at the Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

Q.	Whom should I call for additional information about this Proxy Statement/Prospectus?

A.	Please call [ ], your Fund’s information agent (proxy solicitor), at [1-800 ].

SUMMARY OF THE FUNDS

This section provides a summary of each Fund, including but not limited to, each Fund’s investment objective, fees and expenses, primary investment strategies and risks, and historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including the Funds’ prospectuses which are incorporated by reference. There is no assurance that a Fund will achieve its stated objective. Both Funds are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. If the Merger is approved, the Combined Fund will adopt the investment strategies and policies of Global Research Fund, and the Janus equity research analysts, led by James Goff, will serve as the investment personnel managing the Combined Fund.

Investment Objective
Each Fund seeks long-term growth of capital.

Comparison of Fees and Expenses
The types of expenses currently paid by each class of shares of Global Research Fund are the same types of expenses paid by the corresponding share classes of Worldwide Fund. Currently, the Funds each have a management fee rate that fluctuates up and down monthly based on the performance of the Fund relative to its benchmark index. For Worldwide Fund, the management fee is calculated by applying an annual fixed rate of 0.60% to a performance adjustment of up to 0.15% (positive or negative) based on Worldwide Fund’s performance relative to the MSCI World Indexsm over the prior 36 months. For Global Research Fund, the management fee is calculated by applying an annual fixed rate of 0.64% to a Performance Adjustment of up to 0.15% (positive or negative) based on Global Research Fund’s performance relative to the MSCI World Growth Index over the prior 36 months. If the Merger is approved, the Combined Fund will charge an annual base management fee rate of 0.60% and apply a Performance Adjustment to that rate of up to 0.15% (positive or negative) (assuming constant assets) based on the performance of Global Research Fund relative to the MSCI World Indexsm for periods prior to the Merger date, and performance of the Combined Fund relative to the MSCI World Indexsm for periods after the Merger date. The performance of Global Research Fund for periods prior to the Merger date replaces the performance of Worldwide Fund over those same periods, as Global Research Fund is the performance and accounting survivor for the Merger. Global Research Fund has historically outperformed Worldwide Fund and the MSCI World Indexsm to a greater extent than Worldwide Fund. Since the performance fee paid to Janus is based on the performance of the Fund over a rolling 36-month period, this means that shareholders of Worldwide Fund would experience an increase in the Performance Adjustment to the management fee immediately after the date of the Merger. Therefore, for two years after the Merger, Janus will waive the management fee rate paid by the Combined Fund to the lower of (i) the actual management fee rate using Global Research Fund’s performance and assets for periods prior to the Merger to calculate the Performance Adjustment, or (ii) the management fee rate that would have been paid if Worldwide Fund’s performance and larger assets were used to calculate the Performance Adjustment for periods prior to the Merger.

Current and Pro Forma Fees and Expenses
The following tables compare the fees and expenses you may bear directly or indirectly as an investor in Global Research Fund versus Worldwide Fund, and show the projected (“pro forma”) estimated fees and expenses of the Combined Fund, assuming consummation of the Merger as of March 31, 2012. Fees and expenses shown for Global Research Fund and Worldwide Fund were determined based on each Fund’s average net assets as of the fiscal period ended March 31, 2012. Total net assets as of March 31, 2012 were $305,973,694 for Global Research Fund and $2,104,046,626 for Worldwide Fund.

The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not include any change in expense ratios resulting from a change in assets under management since March 31, 2012 for either Fund. More current total net asset information is available at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares). It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Merger, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds. Global Research Fund is also paying half of the fees related to the Merger, which are shown in a footnote to the table below.

Annual Fund Operating Expenses
Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, administration and administrative services, including recordkeeping, accounting or subaccounting, and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The Annual Fund Operating Expenses shown in the table below represent annualized expenses for Global Research Fund and for Worldwide Fund as well as those estimated for the Combined Fund on a pro forma basis, assuming consummation of the Merger, for the fiscal period ended March 31, 2012.

Expense Limitations
Net Annual Fund Operating Expenses shown in the table below reflect an expense limit agreed to by Janus. Pursuant to a contract between Janus and each of Global Research Fund and Worldwide Fund, currently through February 1, 2013, Janus reduces operating expenses, including its management fee rate (prior to any Performance Adjustment) paid by each Fund, by the amount by which the total annual fund operating expenses allocated to any class of the Fund exceed 1.00% of average daily net assets (after reduction of any applicable share class level expenses). For purposes of this waiver, operating expenses do not include distribution and shareholder servicing (12b-1) fees, administrative services fees, including transfer agency fees (but not including networking/omnibus fees), payable pursuant to the Transfer Agency Agreement, Performance Adjustments, acquired fund fees and expenses, or items not normally considered operating expenses, such as interest, dividends, taxes, brokerage commissions, and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs, and any related indemnification).

Janus has also agreed to waive the Performance Adjustment to the management fee to a level that is at least that of the management fee rate paid by Worldwide Fund by using Worldwide Fund’s performance history for periods prior to the Merger and comparing it to the performance fee of the Combined Fund (which is based on Global Research Fund’s performance history for periods prior to the Merger) to determine the amount of any waiver. Essentially, the management fee rate paid by the Combined Fund will be the lower of (i) the actual management fee rate using Global Research Fund’s performance and assets for periods prior to the Merger to calculate the Performance Adjustment, or (ii) the management fee rate that would have been paid if Worldwide Fund’s performance and larger assets were used to calculate the Performance Adjustment for periods prior to the Merger. This waiver is included in the Net Annual Fund Operating Expenses shown in the table, assuming the Merger occurred on March 31, 2012. The waiver will adjust monthly.

Changes to expenses and asset levels of either Global Research Fund or Worldwide Fund or both between the date of this Proxy Statement/Prospectus and the Merger date could impact the net expenses shown below that will be paid by the Combined Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Class A Shares	Global Research Fund	Worldwide Fund	Combined Fund Pro Forma

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees (may adjust up or down)(2)	0.77%	0.68%	0.68%

Distribution/Service (12b-1) Fees(3)	0.25%	0.25%	0.25%

Other Expenses(4)	0.29%	0.21%	0.24%

Total Annual Fund Operating Expenses(5)	1.31%	1.14%	1.17%

Fee Waiver(5)	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses After Fee Waiver(5)	1.31%	1.14%	1.17%

Class C Shares	Global Research Fund	Worldwide Fund	Combined Fund Pro Forma

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees (may adjust up or down)(2)	0.77%	0.68%	0.68%

Distribution/Service (12b-1) Fees(3)	1.00%	1.00%	1.00%

Other Expenses(4)	0.35%	0.20%	0.27%

Total Annual Fund Operating Expenses(5)	2.12%	1.88%	1.95%

Fee Waiver(5)	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses After Fee Waiver(5)	2.12%	1.88%	1.95%

Class D Shares	Global Research Fund	Worldwide Fund	Combined Fund Pro Forma

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees (may adjust up or down)(2)	0.77%	0.68%	0.68%

Distribution/Service (12b-1) Fees(3)	None	None	None

Other Expenses(4)	0.26%	0.23%	0.23%

Total Annual Fund Operating Expenses(5)	1.03%	0.91%	0.91%

Fee Waiver(5)	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses After Fee Waiver(5)	1.03%	0.91%	0.91%

Class S Shares	Global Research Fund	Worldwide Fund	Combined Fund Pro Forma

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees (may adjust up or down)(2)	0.77%	0.68%	0.68%

Distribution/Service (12b-1) Fees(3)	0.25%	0.25%	0.25%

Other Expenses(4)	0.39%	0.33%	0.33%

Total Annual Fund Operating Expenses(5)	1.41%	1.26%	1.26%

Fee Waiver(5)	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses After Fee Waiver(5)	1.41%	1.26%	1.26%

Class I Shares	Global Research Fund	Worldwide Fund	Combined Fund Pro Forma

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees (may adjust up or down)(2)	0.77%	0.68%	0.68%

Distribution/Service (12b-1) Fees(3)	None	None	None

Other Expenses(4)	0.21%	0.23%	0.19%

Total Annual Fund Operating Expenses(5)	0.98%	0.91%	0.87%

Fee Waiver(5)	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses After Fee Waiver(5)	0.98%	0.91%	0.87%

Class T Shares	Global Research Fund	Worldwide Fund	Combined Fund Pro Forma

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees (may adjust up or down)(2)	0.77%	0.68%	0.68%

Distribution/Service (12b-1) Fees(3)	None	None	None

Other Expenses(4)	0.36%	0.33%	0.33%

Total Annual Fund Operating Expenses(5)	1.13%	1.01%	1.01%

Fee Waiver(5)	0.00%	0.00%	0.00%

Net Annual Fund Operating Expenses After Fee Waiver(5)	1.13%	1.01%	1.01%

EXAMPLES:
These Examples are intended to help you compare the cost of investing in Global Research Fund, Worldwide Fund, and the Combined Fund after the Merger with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Global Research Fund, Worldwide Fund, and the Combined Fund after the Merger for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses (including one year of waived expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year(6)(7)(8)	3 Years(6)(9)	5 Years(6)(9)	10 years(6)(9)

Class A Shares
Global Research Fund	$701	$966	$1,252	$2,063
Worldwide Fund	$685	$916	$1,167	$1,881
Combined Fund (pro forma assuming consummation of the Merger)	$687	$925	$1,182	$1,914
Class C Shares
Global Research Fund	$315	$664	$1,139	$2,452
Worldwide Fund	$291	$591	$1,016	$2,201
Combined Fund (pro forma assuming consummation of the Merger)	$298	$612	$1,052	$2,275
Class D Shares
Global Research Fund	$105	$328	$569	$1,259
Worldwide Fund	$93	$290	$504	$2,201
Combined Fund (pro forma assuming consummation of the Merger)	$93	$290	$504	$1,120
Class S Shares
Global Research Fund	$144	$446	$771	$1,691
Worldwide Fund	$128	$400	$692	$1,523
Combined Fund (pro forma assuming consummation of the Merger)	$128	$400	$692	$1,523
Class I Shares
Global Research Fund	$100	$312	$542	$1,201
Worldwide Fund	$93	$290	$504	$1,120
Combined Fund (pro forma assuming consummation of the Merger)	$89	$278	$482	$1,073
Class T Shares
Global Research Fund	$115	$359	$622	$1,375
Worldwide Fund	$103	$322	$558	$1,236
Combined Fund (pro forma assuming consummation of the Merger)	$103	$322	$558	$1,236

If Shares are not redeemed:	1 Year(6)(7)(8)	3 Years(6)(9)	5 Years(6)(9)	10 years(6)(9)

Class A Shares
Global Research Fund	$701	$966	$1,252	$2,063
Worldwide Fund	$685	$916	$1,167	$1,881
Combined Fund (pro forma assuming consummation of the Merger)	$689	$931	$1,192	$1,935
Class C Shares
Global Research Fund	$215	$664	$1,139	$2,452
Worldwide Fund	$191	$591	$1,016	$1,120
Combined Fund (pro forma assuming consummation of the Merger)	$198	$612	$1,052	$2,275
Class D Shares
Global Research Fund	$105	$328	$569	$1,259
Worldwide Fund	$93	$290	$504	$1,120
Combined Fund (pro forma assuming consummation of the Merger)	$93	$290	$504	$1,120
Class S Shares
Global Research Fund	$144	$446	$771	$1,691
Worldwide Fund	$128	$400	$692	$1,523
Combined Fund (pro forma assuming consummation of the Merger)	$128	$400	$692	$1,523
Class I Shares
Global Research Fund	$100	$312	$542	$1,201
Worldwide Fund	$93	$290	$504	$1,120
Combined Fund (pro forma assuming consummation of the Merger)	$89	$278	$482	$1,073
Class T Shares
Global Research Fund	$115	$359	$622	$1,375
Worldwide Fund	$103	$322	$558	$1,236
Combined Fund (pro forma assuming consummation of the Merger)	$103	$322	$558	$1,236

(1)	All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
(2)	The “Management Fee” is the management fee rate paid by each Fund to Janus under each Investment Advisory Agreement. Global Research Fund and Worldwide Fund each pay a management fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Fund’s performance relative to its benchmark index during a measurement period. This fee rate, prior to any Performance Adjustment, is 0.64% for Global Research Fund and 0.60% for Worldwide Fund. If the Merger is approved, the Combined Fund will continue to charge an annual base management fee rate of 0.60% and apply a Performance Adjustment to that rate of up to 0.15% (positive or negative) (assuming constant assets) based on the performance of Global Research Fund relative to the MSCI World Indexsm, for periods prior to the Merger and performance of the Combined Fund beginning as of the Merger date. The management fee shown for the Combined Fund reflects a 0.05% Performance Adjustment waiver assuming consummation of the Merger on March 31, 2012. Refer to “Management Expenses” section in this Proxy Statement/Prospectus for additional information with further description in the Funds’ SAI, which is incorporated by reference herein.
(3)	Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution/Service (12b-1) Fees include a shareholder servicing fee of up to 0.25% for Class C Shares.
(4)	“Other Expenses” for Class A Shares, Class C Shares, and Class I Shares may include administrative fees charged by intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” for Class S Shares and Class T Shares include an administrative services fee of 0.25% of the average daily net assets of each class to compensate Janus Services LLC (“Janus Services”), the Funds’ transfer agent, for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. “Other Expenses” for Class D Shares include an administrative services fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services, the Funds’ transfer agent. “Other Expenses” for all classes may include acquired fund fees and expenses, which are indirect expenses a Fund may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. If applicable, such amounts are less than 0.01%. “Other Expenses” for all classes may include reimbursement to Janus of its out-of-pocket costs for services as administrator and to Janus Services of its out-of-pocket costs for serving as transfer agent and providing, or arranging by others the provision of, servicing to shareholders.
(5)	Janus has contractually agreed to waive each Fund’s total annual fund operating expenses (excluding any Performance Adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees for Class A Shares, Class C Shares, and Class I Shares), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.00% for each Fund, until at least February 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, under “Net Annual Fund Operating Expenses” in the table. As previously noted, Global Research Fund is paying half of the fees related to the Merger. If those expenses were included in the table, the Total Annual Fund Operating Expenses would be 1.36% for Class A Shares, 2.17% for Class C Shares, 1.08% for Class D Shares, 1.46% for Class S Shares, 1.03% for Class I Shares, and 1.18% for Class T Shares.
(6)	Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
(7)	A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the Example.
(8)	A contingent deferred sales charge of 1.00% generally applies on Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described in Appendix [C].
(9)	Contingent deferred sales charge is not applicable.

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect the Funds’ performance. During the period October 1, 2011 to March 31, 2012, Global Research Fund’s portfolio turnover rate was [  %] of the average value of its portfolio and Worldwide Fund’s portfolio turnover rate was [  %] of the average value of its portfolio.

Principal Investment Strategies
Worldwide Fund has substantially similar investment strategies to those of Global Research Fund. Each Fund pursues its investment objective by investing primarily in equity securities selected for their growth potential. The primary differences between the Funds are that Global Research Fund has a formal policy to invest at least 40% of its assets outside the U.S. while Worldwide Fund does not, and investments for Global Research Fund are selected by the Janus equity research analysts versus a single portfolio manager for Worldwide Fund. Even though the investment strategies are substantially similar, the manner in which investments are selected by the Funds may differ and result in differences in individual securities between the Funds and differences in weightings of securities that overlap between the Funds.

The following compares the Funds’ principal investment strategies, and also shows the investment strategies of the Combined Fund, post-Merger, which are the same as Global Research Fund’s current strategies. This information is qualified in its entirety by the prospectus of each Fund, which is incorporated by reference.

Global Research Fund	Worldwide Fund	Combined Fund, Post-Merger

•   Pursues its investment objective by investing primarily in common stocks selected for their growth potential. May invest in companies of any size located anywhere in the world, from larger, well- established companies to smaller, emerging growth companies.

•   Pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world.

•   Pursues its investment objective by investing primarily in common stocks selected for their growth potential. May invest in companies of any size located anywhere in the world, from larger, well- established companies to smaller, emerging growth companies.

• Normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the U.S.	• Normally invests in issuers from several different countries, including the U.S. May, under unusual circumstances, invest in a single country.	• Normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the U.S.

• May have significant exposure to emerging markets.	• May have significant exposure to emerging markets.	• May have significant exposure to emerging markets.

• May invest in foreign equity and debt securities.	• May invest in foreign equity and debt securities.	• May invest in foreign equity and debt securities.

• Janus’ equity research analysts (the “Research Team”) select investments for the Fund which represent their high-conviction ideas in all market capitalizations, styles, and geographies.	• The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if	• Janus’ equity research analysts (the “Research Team”) select investments for the Fund which represent their high-conviction ideas in all market capitalizations, styles, and geographies.

Global Research Fund	Worldwide Fund	Combined Fund, Post-Merger

Janus’ Director of Equity Research oversees the investment process.	it is consistent with the Fund’s investment policies.	Janus’ Director of Equity Research oversees the investment process.

•   May invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.

•   May invest a significant portion of its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund, and to earn income and enhance returns. The Fund may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

•   May invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.

For additional information on the Funds’ principal investment strategies and related risks, please refer to the “Additional Information About the Funds” section of this Proxy Statement/Prospectus and Appendix [D].

Principal Investment Risks
Each Fund invests primarily in equity securities and may invest in various types of equity securities or use certain investment techniques to achieve its investment objective. The following is a summary of the principal risks associated with such securities and investment techniques. Because each Fund has the same investment objective, and substantially similar investment strategies and policies, the principal risks are generally the same for each Fund. Additional information about these risks is included below and described in greater detail later in this Proxy Statement/Prospectus under [“Additional Information About the Funds – Additional Risks of the Funds.”] As with any security, an investment in either Fund involves certain risks, including loss of principal. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk.

The biggest risk is that a Fund’s returns will vary, and you could lose money. Each Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk.  Each Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where a Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Funds’ investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds’ investments. In addition, each Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of [          , 2012], approximately [ . %] of Global Research Fund’s investments were in emerging markets. As of [            , 2012], approximately [ . %] of Worldwide Fund’s investments were in emerging markets.

Market Risk.  The value of each Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s [or investment personnel’s] belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of each Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk.  Each Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s and/or investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. Global Research Fund currently compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to other indices less biased toward growth stocks. If the Merger is approved, the Combined Fund will compare and broadly match its sector weights to those of the MSCI World Indexsm rather than the MSCI World Growth Index, meaning the selection of growth stocks will be measured against a different benchmark than your Fund currently does today and the different sector weights could change the risk profiles of your Fund.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Comparison of Fund Performance
The following information provides some indication of the risks of investing in each Fund by showing how each Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of each Fund commenced operations on February 25, 2005, for Global Research Fund, and May 15, 1991, for Worldwide Fund. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of each Fund commenced operations on July 6, 2009. Class D Shares of each Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Worldwide Fund also offers Class R Shares, but such shares are not offered by Global Research Fund.

•	The performance shown for Class T Shares of each Fund is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

•	The performance shown for Class A Shares, Class C Shares, and Class S Shares of each Fund for periods prior to July 6, 2009, reflects the performance of each Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares of each Fund for periods prior to July 6, 2009, reflects the performance of each Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class D Shares of each Fund for periods prior to February 16, 2010, reflects the performance of each Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of each Fund had been available during periods prior to July 6, 2009, or Class D Shares of each Fund had been available during periods prior to February 16, 2010, the performance shown for each respective share class may have been different. The performance shown for periods following each Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class D Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar charts depict the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of a Fund. If sales charges were included, the returns would be lower. The table following each Fund’s bar chart compares each Fund’s average annual returns for the periods indicated to broad-based securities market indices (which, unlike the Funds, do not have any fees or expenses). Global Research Fund’s performance is compared to the MSCI World Growth Index and the MSCI All Country World Indexsm (the Fund’s secondary benchmark). Worldwide Fund’s performance is compared to the MSCI World Indexsm and the MSCI All Country World Indexsm (the Fund’s secondary benchmark). After the Merger, the Combined Fund will compare its performance to the MSCI World Indexsm, with the MSCI All Country World Indexsm as the Fund’s secondary benchmark. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Funds’ performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Funds’ past performance (before and after taxes) does not necessarily indicate how they will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687 (or at janus.com/allfunds or by calling 1-800-525-3713 if you hold Class D Shares).

Annual Total Returns for Global Research Fund – Class T Shares (calendar year-end)

2006	2007	2008	2009	2010	2011
18.40%	26.75%	−45.49%	45.18%	20.62%	−7.59%

Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%

The Fund’s year-to-date return as of the calendar quarter ended [September 30, 2012] was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	Since Inception (2/25/05)
Class T Shares

Return Before Taxes	−7.59%	2.26%	6.81%

Return After Taxes on Distributions	−7.61%	1.99%	6.25%

Return After Taxes on Distributions and Sale of Fund Shares(1)	−4.91%	1.88%	5.71%

Morgan Stanley Capital International World Growth Index	−5.49%	−0.52%	3.05%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	2.71%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class A Shares

Return Before Taxes(2)	−12.99%	1.01%	5.86%

Morgan Stanley Capital International World Growth Index	−5.49%	−0.52%	3.05%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	2.71%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class C Shares

Return Before Taxes(3)	−9.35%	1.41%	5.96%

Morgan Stanley Capital International World Growth Index	−5.49%	−0.52%	3.05%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	2.71%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class D Shares

Return Before Taxes	−7.48%	2.30%	6.84%

Morgan Stanley Capital International World Growth Index	−5.49%	−0.52%	3.05%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	2.71%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class S Shares

Return Before Taxes	−7.83%	1.96%	6.52%

Morgan Stanley Capital International World Growth Index	−5.49%	−0.52%	3.05%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	2.71%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	Since Inception (2/25/05)

Class I Shares

Return Before Taxes	−7.47%	2.26%	6.81%

Morgan Stanley Capital International World Growth Index	−5.49%	−0.52%	3.05%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	2.71%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

Annual Total Returns for Worldwide Fund – Class T Shares (calendar year-end)

2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
−26.01%	24.23%	5.54%	5.84%	17.90%	9.23%	−45.02%	37.68%	15.62%	−13.85%

Best Quarter: Second Quarter 2009 23.17% Worst Quarter: Fourth Quarter 2008 −23.27%

The Fund’s year-to-date return as of the calendar quarter ended [September 30, 2012] was [     ]%.

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (5/15/91)
Class T Shares

Return Before Taxes	−13.85%	−3.81%	−0.03%	7.46%

Return After Taxes on Distributions	−13.94%	−3.91%	−0.15%	6.79%

Return After Taxes on Distributions and Sale of Fund Shares(1)	−8.87%	−3.19%	−0.01%	6.46%

Morgan Stanley Capital International World Indexsm	−5.54%	−2.37%	3.62%	5.98%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	4.24%	N/A
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Average Annual Total Returns (periods ended 12/31/11)
	1 Year	5 Years	10 Years	Since Inception (5/15/91)

Class A Shares

Return Before Taxes(2)	−18.90%	−4.78%	−0.56%	7.18%

Morgan Stanley Capital International World Indexsm	−5.54%	−2.37%	3.62%	5.98%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	4.24%	N/A
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class C Shares

Return Before Taxes(3)	−15.45%	−4.37%	−0.74%	6.79%

Morgan Stanley Capital International World Indexsm	−5.54%	−2.37%	3.62%	5.98%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	4.24%	N/A
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class D Shares

Return Before Taxes	−13.74%	−3.77%	−0.01%	7.47%

Morgan Stanley Capital International World Indexsm	−5.54%	−2.37%	3.62%	5.98%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	4.24%	N/A
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class S Shares

Return Before Taxes	−14.05%	−3.81%	−0.16%	7.33%

Morgan Stanley Capital International World Indexsm	−5.54%	−2.37%	3.62%	5.98%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	4.24%	N/A
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class I Shares

Return Before Taxes	−13.64%	−3.81%	−0.03%	7.46%

Morgan Stanley Capital International World Indexsm	−5.54%	−2.37%	3.62%	5.98%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	−7.35%	−1.93%	4.24%	N/A
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for each Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Funds. After-tax returns for the other classes of shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management of the Funds
Investment Adviser:  Janus is the investment adviser for each Fund and will remain the investment adviser of the Combined Fund after the Merger.

Portfolio Management:  James P. Goff, CFA, is Janus’ Director of Equity Research and Executive Vice President of Global Research Fund, which he has managed since inception. He leads the team of Janus’ equity research analysts that selects investments for Global Research Fund.

Portfolio Manager:  George P. Maris, CFA, is Executive Vice President and Portfolio Manager of Worldwide Fund, which he has managed since March 2011.

If the Merger is approved, James Goff will lead the Janus’ equity research analysts in managing the Combined Fund. Additional detail about management of the Funds is included later in this Proxy Statement/Prospectus.

Purchase and Sale of Fund Shares

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares

Non-retirement accounts	$2,500

Certain tax-deferred accounts o UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class D Shares

To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a Retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.

With the exception of Class D Shares and Class I Shares, purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Funds in certain circumstances as outlined in Appendix [C]. You should contact your financial intermediary or refer to your plan documents for information on how to invest in a Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in Appendix [C].

Tax Information
Each Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another.

THE MERGER

The Plan
Shareholders of Global Research Fund are being asked to approve the Plan, which sets forth the terms and conditions under which the Merger will be implemented. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached hereto as Appendix A to this Proxy Statement/Prospectus.

The Plan contemplates: (i) Worldwide Fund’s acquisition of all or substantially all of the assets of Global Research Fund in exchange solely for shares of Worldwide Fund and the assumption by Worldwide Fund of all of Global Research Fund’s liabilities, if any, as of the Closing Date; (ii) the distribution on the Closing Date of those shares to the shareholders of Global Research Fund; and (iii) the complete liquidation of Global Research Fund.

The value of Global Research Fund’s assets to be acquired and the amount of its liabilities to be assumed by Worldwide Fund and the net asset value (“NAV”) of a share of Global Research Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration by Global Research Fund of distributions, if any on the Closing Date, and will be determined in accordance with the valuation methodologies described in Global Research Fund’s currently effective Prospectuses and Statement of Additional Information (“SAI”). The Plan provides that Janus and Global Research Fund will equally share the fees and costs related the Merger, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus. The Closing Date is expected to be on or about [January   , 2013].

As soon as practicable after the Closing Date, Global Research Fund will distribute pro rata to its shareholders of record the shares of Worldwide Fund it receives in the Merger, so that each shareholder of Global Research Fund will receive a number of full and fractional shares of Worldwide Fund approximately equal in value to his or her holdings in Global Research Fund, and Global Research Fund will be liquidated.

Such distribution will be accomplished by opening accounts on the books of Worldwide Fund in the names of Global Research Fund shareholders and by transferring to those accounts the shares of Worldwide Fund previously credited to the account of Global Research Fund on those books. Each shareholder account shall be credited with the pro rata number of Worldwide Fund’s shares due to that shareholder. All issued and outstanding shares of Global Research Fund will simultaneously be canceled on the books of the Trust. Accordingly, immediately after the Merger, each former shareholder of Global Research Fund will own shares of Worldwide Fund that will be approximately equal to the value of that shareholder’s shares of Global Research Fund as of the Closing Date. Any special options will automatically transfer to the new fund accounts.

The implementation of the Merger is subject to a number of conditions set forth in the Plan, including approval by shareholders of Global Research Fund. The Plan also requires receipt of a tax opinion indicating that, for federal income tax purposes, the Merger qualifies as a tax-free Merger. The Plan may be terminated and the Merger abandoned at any time prior to the Closing Date by the Board of Trustees if the Trustees determine that the Merger is not in the best interests of the Funds’ shareholders. Please review the Plan carefully.

Reasons for the Merger
The Merger is part of an effort by Janus in reviewing its product line-up to provide the potential for both meaningful short- and long-term benefits to Fund shareholders, including clearer product differentiation, a reduction in overlapping offerings, and a resulting larger, more stable asset base. The Funds have the same investment objective and substantially similar principal investment strategies, policies, and risks. The Merger has the potential to increase operational efficiencies, including the elimination of duplicative costs and other inefficiencies that can arise from having comparable mutual funds in the same family of funds. Janus and its affiliates that provide services to the Funds expect to provide the same level of services to shareholders of the Combined Fund after the Merger.

Janus met with the Trustees, none of whom are considered “interested persons” (as defined in the 1940 Act) (“Independent Trustees”), on June   , 2012, August 1, 2012, August 10, 2012 and August 30, 2012, to discuss Janus’ proposal to merge the Funds. At each meeting, the Independent Trustees also discussed this proposal and the Plan with their independent counsel in executive session. During the course of these meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations.

At the meeting of the Board of Trustees of the Trust held on August 30, 2012, the Trustees approved the Plan after determining that (1) the Merger is in the best interests of Global Research Fund; and (2) the Merger will not dilute the interests of existing shareholders of either Fund. The Trustees determined that the Plan should be submitted to shareholders of Global Research Fund for their approval. In making their determination that the Merger is in the best interests of Global Research Fund, the Trustees considered the following factors, among others:

•	The compatibility of each Fund’s investment objective, strategies and risks, and the extent of the overlap of portfolio holdings between the Funds.
•	The portfolio management team that currently manages the Global Research Fund will continue to manage the Combined Fund after the Merger, using the investment strategies and policies of Global Research Fund.
•	Shareholders of Global Research Fund will have the opportunity to invest in the larger, Combined Fund and benefit from long-term economies of scale related to the Fund’s other expenses that are expected to result from the Merger.
•	The comparative expense structure of the two Funds, including the expectation that expenses for the Combined Fund will be lower for shareholders of Global Research Fund after the Merger. This consideration takes into account the lower base management fee rate (which excludes the Performance Adjustment) and the two-year fee waiver by Janus that is expected to result in a net management fee rate for the Combined Fund during the two-year period that is lower than the one Global Research shareholders would have paid if the Merger did not occur.
•	The historical performance of Global Research Fund as compared to its current benchmark and to the benchmark of the Combined Fund, and the potential impact on the size of future Performance Adjustments to the base management fee rate after the two-year waiver expires.
•	The Merger, for each Fund and its shareholders, is expected to be tax-free in nature.
•	The Combined Fund may not be able to utilize certain tax loss carry forwards that would otherwise be available.
•	Janus and Global Research Fund are equally sharing the costs associated with the Merger.
•	The benefits of the Merger to Janus and its affiliates, including, among other things, that Janus may derive greater operational efficiencies by managing a single fund rather than two separate funds with substantially similar investment objectives, strategies, policies, and risks.

The Board of Trustees recommends that shareholders vote FOR approval of the Plan to authorize the Merger.

Federal Income Tax Consequences
As a condition to the Merger, the Trust will receive a legal opinion from [law firm], special counsel to Janus, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes substantially to the effect that:

•	the transfer of all or substantially all of the assets of Global Research Fund solely in exchange for shares of Worldwide Fund and the assumption by Worldwide Fund of all liabilities of Global Research Fund, and the distribution of such shares to the shareholders of Global Research Fund, will constitute a “merger” within the meaning of Section 368(a) of the Code;
•	no gain or loss will be recognized by Global Research Fund on the transfer of the assets of Global Research Fund to Worldwide Fund in exchange for Worldwide Fund shares or the assumption by Worldwide Fund of all liabilities of Global Research Fund or upon the distribution of Worldwide Fund shares to Global Research Fund shareholders in exchange for their shares of Global Research Fund, except that Global Research Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
•	the tax basis of Global Research Fund’s assets acquired by Worldwide Fund will be the same to Worldwide Fund as the tax basis of such assets to Global Research Fund immediately prior to the Merger, and the holding period of the assets of Global

Research Fund in the hands of Worldwide Fund will include the period during which those assets were held by Global Research Fund;

•	no gain or loss will be recognized by Worldwide Fund upon the receipt of the assets of Global Research Fund solely in exchange for Worldwide Fund shares and the assumption by Worldwide Fund of all liabilities of Global Research Fund;
•	no gain or loss will be recognized by shareholders of Global Research Fund upon the receipt of Worldwide Fund shares by such shareholders, provided such shareholders receive solely Worldwide Fund shares (including fractional shares) in exchange for their Global Research Fund shares; and
•	the aggregate tax basis of Worldwide Fund shares, including any fractional shares, received by each shareholder of Global Research Fund pursuant to the Merger will be the same as the aggregate tax basis of Global Research Fund shares held by such shareholder immediately prior to the Merger, and the holding period of Worldwide Fund shares, including fractional shares, to be received by each shareholder of Global Research Fund will include the period during which Global Research Fund shares exchanged were held by such shareholder (provided that Global Research Fund shares were held as a capital asset on the Closing Date).

The receipt of such an opinion is a condition to the consummation of the Merger. The Trust has not obtained an Internal Revenue Service (“IRS”) private letter ruling regarding the federal income tax consequences of the Merger, and the IRS is not bound by advice of counsel. If the transfer of the assets of Global Research Fund in exchange for Worldwide Fund shares and the assumption by Worldwide Fund of all liabilities of Global Research Fund does not constitute a tax-free Merger, each Global Research Fund shareholder generally will recognize a gain or loss approximately equal to the difference between the value of Worldwide Fund shares such shareholder acquires and the tax basis of such shareholder’s Global Research Fund shares.

Prior to the Closing Date, Global Research Fund may pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any gains realized from any sales of assets prior to the Closing Date, which may be, but is likely not to be, attributable to portfolio transitioning. This distribution would be taxable to shareholders that are subject to tax.

Shareholders of Global Research Fund should consult their tax advisers regarding the effect, if any, of the Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Global Research Fund should also consult tax advisers as to state and local tax consequences, if any, of the Merger.

As of September 30, 2011, Global Research Fund had accumulated capital loss carryforwards of $19,864,758, all of which may expire on September 30, 2017. After the Merger, these losses may be available to the Combined Fund, which had accumulated capital loss carryforwards of $[          ] on September 30, 2011. The final amount of the accumulated capital loss carryforwards for Global Research Fund and Worldwide Fund is subject to change and will not be determined until the time of the Merger. After and as a result of the Merger, any accumulated capital loss carryforwards may in part be subject to limitations under applicable tax laws. As a result, the Combined Fund may not be able to use some or all of these losses, if any, as quickly as each Fund may have used these losses in the absence of the Merger, and part of these losses, if any, may not be useable at all. It is possible to fully utilize the $19,864,758 in capital loss carryforwards for Global Research Fund by September 30, 2017. The Board of Trustees of the Trust took this factor into account in concluding that the Merger would be in the best interests of the Funds.

Securities to Be Issued, Key Differences in Shareholder Rights
Global Research Fund and Worldwide Fund are organized as separate series of the Trust, a Massachusetts business trust, and are governed by the same Amended and Restated Agreement and Declaration of Trust dated March 18, 2003, as amended from time to time (“Trust Instrument”) and Bylaws. As such, there are no key differences in the rights of shareholders of the Funds.

Capitalization
The following table shows, on an unaudited basis, the capitalization as of [          , 2012] for Global Research Fund and Worldwide Fund, as well as pro forma capitalization giving effect to the Merger:

Combined Fund
	Global Research			(pro forma after
	Fund	Worldwide Fund	Adjustments(1)	Merger)
Class A

Net Assets

Net Asset Value Per Share

Shares Outstanding

Class C

Net Assets

Net Asset Value Per Share

Shares Outstanding

Class D

Net Assets

Net Asset Value Per Share

Shares Outstanding

Class S

Net Assets

Net Asset Value Per Share

Shares Outstanding

Class I

Net Assets

Net Asset Value Per Share

Shares Outstanding

Class R

Net Assets	N/A

Net Asset Value Per Share	N/A

Shares Outstanding	N/A

Class T

Net Assets

Net Asset Value Per Share

Shares Outstanding

Total Net Assets

Total Shares Outstanding

(1)	An “Adjustment” is the difference between Global Research Fund’s net asset value and Worldwide Fund’s net asset value and the resulting share adjustments that will be processed in order to maintain the appropriate market value of Global Research Fund at the adjusted net asset value.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Portfolio Policies
Each Fund’s investment objective is long-term growth of capital. The Funds’ Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when implementing its investment objective. Some of these strategies and policies may be part of a principal strategy. Other strategies and policies may be utilized to a lesser extent. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Proxy Statement/Prospectus and/or the Funds’ SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio manager and/or investment personnel believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Due to differing investment strategies, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Common Stock
Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio manager and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant exposure in emerging markets. The portfolio manager and/or investment personnel may sell a holding if, among other things, the security reaches the portfolio manager’s and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio manager and/or investment personnel find a better investment opportunity. The portfolio manager and/or investment personnel may also sell a Fund holding to meet redemptions.

Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures, and options. Each Fund intends to enter into financial transactions with counterparties that Janus believes to be creditworthy at the time of the transaction. There is always the risk that Janus’ analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Markets
Each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International

Emerging Markets Indexsm. A summary of each Fund’s investments by country is contained in the Funds’ shareholder reports and in the Funds’ Form N-Q reports, which are filed with the Securities and Exchange Commission.

Illiquid Investments
Although the Funds intend to invest in liquid securities, each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission regulations (these are known as “restricted securities”). Under procedures adopted by the Funds’ Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Portfolio Turnover
In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of a Fund’s investments, and the investment style of the portfolio manager and/or investment personnel. Changes are normally made in a Fund’s portfolio whenever the portfolio manager and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance.

Short Sales
The Funds may engage in short sales. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. A short sale is generally a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, Fund’s losses are potentially unlimited in a short sale transaction. A Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a Fund that does not engage in short sales and may negatively affect the Fund’s performance.

A Fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the Fund to similar risks. To the extent that the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Due to certain foreign countries’ restrictions, a Fund will not be able to engage in short sales in certain foreign countries where it may maintain long positions. As a result, a Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goals may be limited.

Although Janus believes that its rigorous “bottom up” approach will be effective in selecting short positions, there is no assurance that Janus will be successful in applying this approach when engaging in short sales.

Special Situations
The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio manager and/or investment personnel, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements
The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return swaps are described in the “Glossary of Investment Terms” included as Appendix [D].

Other Types of Investments
Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the “Glossary of Investment Terms” included as Appendix [D]. These securities and strategies are not principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	debt securities (such as bonds, notes, and debentures)
•	exchange-traded funds
•	indexed/structured securities (such as mortgage- and asset-backed securities)
•	various derivative transactions (which could comprise a significant percentage of a fund’s portfolio) including, but not limited to, options, futures, forwards, swap agreements (such as equity, interest rate, inflation index, credit default, and total return swaps), participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs
•	securities purchased on a when-issued, delayed delivery, or forward commitment basis

Fundamental Investment Restrictions
Each Fund has certain additional fundamental investment restrictions that can only be changed with shareholder approval. The Funds have identical fundamental investment restrictions and these restrictions are shown in Appendix [B].

Additional Risks of the Funds
The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. The following information is designed to help you better understand some of the risks of investing in the Funds. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater the Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security.

Emerging Markets Risk.  Each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Such countries include, but are not limited to, countries included in the MSCI

Emerging Markets Indexsm. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. The securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. A Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

Foreign Exposure Risks.  Each Fund will invest in foreign debt and equity securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including securities of foreign and emerging markets governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

•	Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

•	Foreign Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.

•	Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.

•	Transaction Costs. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Industry Risk.  Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry increase that Fund’s exposure to industry risk.

Management Risk.  The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results. A Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Funds may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use short sales, futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return swaps), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s and/or investment personnel’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s and/or investment personnel’s use of certain types of investments, such as foreign (non-U.S.) securities, non-investment grade bonds (“junk bonds”), initial public offerings (“IPOs”), or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s and/or investment personnel’s use of IPOs and other types of investments may have a magnified performance impact on a fund with a small asset base and the fund may not experience similar performance as its assets grow.

Market Risk.  The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s and/or investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money.

It is also important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These trends have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Sovereign Debt Risk.  Each Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered high-quality and low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

Other Comparative Information about the Funds

Investment Adviser
Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each Fund and will be the Combined Fund’s investment adviser after the Merger. Janus is responsible for the day-to-day management of the Funds’ investment portfolios and furnishes continuous advice and recommendations concerning each Fund’s investments. Janus also provides certain administration and other services and is responsible for other business affairs of each Fund.

Janus (together with its predecessors) has served as investment adviser to Janus mutual funds since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts and other unregistered products.

Janus furnishes certain administration, compliance, and accounting services for the Funds and is reimbursed by the Funds for certain of its costs in providing those services. In addition, employees of Janus and/or its affiliates serve as officers of the Trust. Janus provides office space for the Funds. Some expenses related to compensation payable to the Funds’ Chief Compliance Officer and compliance staff are shared with the Janus funds. The Funds also pay for salaries, fees, and expenses of certain Janus employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Janus funds, including the Funds. The Funds pay these costs based on out-of-pocket expenses incurred by Janus, and these costs are separate and apart from management fees and other expenses paid in connection with the investment advisory services Janus provides to the Funds.

Management Expenses
Each Fund pays Janus a management fee and incurs expenses, including the distribution and shareholder servicing fees (12b-1 fee), administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s management fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the management fee and other expenses that each Fund must pay.

The following table reflects each Fund’s contractual base management fee rate (expressed as an annual rate), as well as the actual management fee rate paid by each Fund to Janus (gross and net of fee waivers, if applicable).

Each Fund pays a management fee rate that may adjust up or down based on each Fund’s performance relative to the cumulative investment record of its benchmark index over the performance measurement period as reflected in the table below. The third column shows the performance hurdle for outperformance or underperformance during the measurement period relative to each Fund’s respective benchmark index. Each Fund has the same performance hurdle of ±6.00%. The fourth column shows the performance adjusted management fee rate, which is equal to the Fund’s base fee rate plus or minus the Performance Adjustment over the period without any fee waivers. The fifth column shows the actual management fee rate, which is equal to the Fund’s base fee rate plus or minus the Performance Adjustment over the period and includes any applicable fee waiver. This fifth column shows the actual amount of the management fee rate paid by each Fund as of the fiscal period ended March 31, 2012.

As an example, if a Fund outperformed its benchmark index over the performance measurement period by 6.00%, the management fee would increase by 0.15% (assuming constant assets). Conversely, if a Fund underperformed its benchmark index over the performance measurement period by 6.00%, the management fee would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the management fee of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the Funds’ SAI.

			Performance
		Performance	Adjusted	Actual
	Base Fee	Hurdle vs.	Management Fee	Management Fee
Fund Name	Rate (%)	Benchmark Index	Rate(1)(%)	Rate(1)(2)(%)
Global Research Fund	0.64	±6.00%	0.77	0.77

Worldwide Fund	0.60	±6.00%	0.68	0.68

Combined Fund (post-Merger)	0.60	±6.00%	0.73	0.68 (3)

(1)	Information is shown for the fiscal period ended March 31, 2012.
(2)	Janus has agreed to waive each Fund’s total annual fund operating expenses (excluding any Performance Adjustment to the management fee rate, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees for Class A Shares, Class C Shares, and Class I Shares), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent such annual fund operating expenses exceed 1.00% for each Fund (after reduction of any applicable share class level expenses), until at least February 1, 2013. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, under Net Annual Fund Operating Expenses in the table in the “Comparison of Fees and Expenses” section of this Proxy Statement/Prospectus, with additional information included under “Expense Limitations”. The waivers and any applicable Performance Adjustments are not reflected in the base fee rates shown.
(3)	Assumes consummation of the Merger on March 31, 2012. Reflects reduction in management fee based on Janus’ agreement to waive management fees for a two-year period as described in this Proxy Statement/Prospectus.

For each Fund, the management fee rate is determined by taking the appropriate base fee rate (shown in the previous table) and applying a Performance Adjustment (described in further detail below). The Performance Adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index as shown below:

Fund Name	Benchmark Index
Global Research Fund	MSCI World Growth Index

Worldwide Fund	MSCI World Indexsm

Combined Fund (post-Merger)	MSCI World Indexsm

The calculation of the performance adjustment applies as follows:

Management Fee = Base Fee Rate +/– Performance Adjustment

The management fee rate paid to Janus by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the management fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period is a rolling 36-month period.

For purposes of the performance fee calculation assuming consummation of the Merger on March 31, 2012, the management fee rate for the Combined Fund is calculated by applying the annual base management fee rate of 0.60% to the Combined Fund’s average daily net assets during the previous month (which would be the assets of Global Research Fund only), plus or minus the Performance Adjustment which is calculated on the prior 36 months performance history of Global Research Fund relative to the MSCI World Indexsm. Beginning one month after the date of the Merger, the assets of Worldwide Fund are added to the Combined Fund to calculate the management fee.

For purposes of determining any waiver of the Performance Adjustment to the management fee, assuming consummation of the Merger on March 31, 2012, the management fee rate for the Combined Fund is calculated by applying the annual base management fee rate of 0.60% to the Combined Fund’s average daily net assets during the previous month (which would be the assets of Worldwide Fund only), plus or minus the Performance Adjustment which is calculated on the prior 36 months performance history of Worldwide Fund relative to the MSCI World Indexsm. Beginning one month after the date of the Merger, the assets of Global Research Fund are added in for purposes of calculating a performance fee that would have applied if Worldwide Fund were the performance and accounting survivor rather than Global Research Fund. Any waiver is the difference in the actual Performance Adjustment and what the Performance Adjustment would have been had Worldwide Fund been the accounting and performance survivor after the Merger.

A hypothetical example of how these calculations are applied is included as Appendix [E].

For purposes of calculating the performance fee, no Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus’ fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus’ fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The management fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus would reimburse the applicable Fund.

The application of an expense limit, if any, as well as the two-year waiver by Janus discussed in this Proxy Statement/Prospectus, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus. For the first two years after the Merger, Janus has agreed to waive the Performance Adjustment to the Base Fee to a level that reflects the lower of the Performance Adjustment with Global Research Fund as the accounting and performance survivor or the Performance Adjustment assuming Worldwide Fund had been the performance and accounting survivor, as explained in this Proxy Statement/Prospectus. If the application of this waiver results in the Combined Fund outperforming the MSCI World Indexsm to a greater extent than it would have without the waiver, as a shareholder of the Combined Fund, you could end up paying more in management fees once the waiver is removed.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus determines whether the Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares against the cumulative investment record of that Fund’s benchmark index, Janus applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.

A discussion regarding the basis for the Trustees’ approval of the Funds’ current investment advisory agreements is included in the Funds’ semiannual report to shareholders dated March 31, 2012.

Investment Personnel

Global Research Fund
The Research Team (Janus’ equity research analysts) selects investments for Global Research Fund and has done so since inception. If the Merger is approved, the Research Team will select investments for the Combined Fund effective with the Merger, replacing Mr. Maris.

James P. Goff, CFA, is Janus’ Director of Equity Research and Executive Vice President of the Fund. Mr. Goff leads the team and is primarily responsible for the day-to-day operations of the Fund. Mr. Goff joined Janus in 1988. He holds a Bachelor of Arts degree (magna cum laude) in Economics from Yale University. Mr. Goff holds the Chartered Financial Analyst designation.

Worldwide Fund
George P. Maris, CFA, is Executive Vice President and Portfolio Manager of Worldwide Fund, which he has managed since March 2011. Mr. Maris joined Janus in March 2011. Prior to joining Janus, Mr. Maris was a portfolio manager at Northern Trust from 2008 to March 2011, and a portfolio manager with Columbia Management Group from 2004 to 2008. Mr. Maris holds a Bachelor’s degree in Economics from Swarthmore College, a Juris Doctorate from the University of Illinois College of Law, and a Master of Business Administration degree from the University of Chicago. He holds the Chartered Financial Analyst designation.

Worldwide Fund’s and Global Research Fund’s combined SAI, dated January 27, 2012, [and the SAI dated          , 2012 related to the Merger, each of] which is incorporated by reference herein, provides information about Mr. Goff’s and Mr. Maris’ compensation structure and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by Janus.

Conflicts of Interest
Janus manages many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing the Janus funds’ cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. Additionally, Janus is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus. Because Janus is the adviser to the Janus “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus “fund of funds” among such Funds. To the extent that a Fund is an underlying fund in a Janus “fund of funds,” a potential conflict of interest arises when allocating the assets of the Janus “fund of funds” to the Fund. Purchases and redemptions of fund shares by a Janus “fund of funds” due to reallocations or rebalancings may result in a fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a fund’s transaction costs. Large redemptions by a Janus “fund of funds” may cause a fund’s expense ratio to increase due to a resulting smaller asset base. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI, which is incorporated by reference herein.

Pricing of Fund Shares
The Funds calculate their respective net asset value per share (“NAV”) once each business day at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time). For additional information about calculation of NAV, please refer to Appendix [C].

Purchase of Fund Shares
A detailed description of Worldwide Fund’s policy with respect to purchases is available in Appendix [C].

Redemption of Fund Shares
A detailed description of Worldwide Fund’s policy with respect to redemptions is available in Appendix [C].

Dividends and Distributions
A detailed description of Worldwide Fund’s policy with respect to dividends and distributions is available in Appendix [C].

Frequent Purchases and Redemptions
A detailed description of Worldwide Fund’s policies with respect to frequent trading of Fund shares is available in Appendix [C].

Tax Consequences
A detailed description of the tax consequences of buying, holding, exchanging, and selling Worldwide Fund’s shares is available in Appendix [C].

Distribution Arrangements
A detailed description of Worldwide Fund’s distribution arrangements is available in Appendix [C].

For a description of Global Research Fund’s policies with respect to purchases, redemptions, dividends and distributions, frequent trading of Fund shares, tax consequences of buying, holding, exchanging and selling Fund shares, and distribution arrangements, refer to Global Research Fund’s Prospectuses, which are incorporated by reference herein, and available upon request without charge.

Trustees and Officers
The following individuals comprise the Board of Trustees of the Trust: William D. Cvengros, William F. McCalpin, John P. McGonigle, James T. Rothe, William D. Stewart, and Linda S. Wolf. Each Trustee is independent of Janus, Janus Distributors, and the Trust. The officers of the Trust are disclosed in the Funds’ combined SAI which is incorporated herein by reference and has been filed with the SEC.

Independent Registered Public Accounting Firm
[To be updated by Amendment]

Charter Documents
The following is a summary of certain provisions of the Trust Instrument that each Fund is governed by and is qualified in its entirety by reference to the Trust Instrument.

Voting.  As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all funds and classes vote together as a single group, except where a separate vote of one or more funds or classes is required by law or where the interests of one or more funds or classes are affected differently from other funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

All shares of a Fund participate equally in dividends and other distributions by the shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or appraisal rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books. The Funds have the right to redeem, at the then current NAV, the shares of any shareholder whose account does not meet certain minimum requirements as described in the Funds’ prospectuses and also included in Appendix [C].

Shareholder Meetings.  The Trust is not required, and does not intend, to hold annual shareholder meetings unless otherwise required by the Trust Instrument, the 1940 Act or in compliance with any regulatory order. Special meetings may be called for a specific fund or for the Trust for purposes such as election of Trustees, when required by the Trust Instrument or to comply with the 1940 Act or a regulatory order. Under the Trust Instrument, special meetings of shareholders of the Trust or of any fund shall be called upon written request of shareholders holding not less than 10% of the shares then outstanding.

Shareholder Liability.  Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held liable for the obligations of their Fund. However, the Trust Instrument disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Trust Instrument also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

Trustee Liability.  A Trustee shall be liable for such Trustee’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Fund with which such person dealt for payment under such credit, contract, or claim.

Liquidation or Dissolution.  In the event of the liquidation or dissolution of the Trust, shareholders of the funds are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to their fund, or in the case of a class, belonging to that fund and allocable to that class, over the liabilities belonging to that fund or class. The assets shall be distributed to shareholders in proportion to the relative NAV of the shares of that fund or class held by them and recorded on the books of the Trust. The liquidation of any particular fund or class thereof may be authorized at any time by vote of a majority of the Trustees then in office. Shareholders will receive prior notice of any liquidation effecting their fund or class.

ADDITIONAL INFORMATION

Quorum and Voting
Shareholders of Global Research Fund will vote together at the Meeting. Each holder of a whole or fractional share shall be entitled to one vote for each whole or fractional dollar value of NAV held in such shareholder’s name. If you are not the owner of record, but your shares are instead held for your benefit by a financial intermediary such as a retirement plan service provider, broker-dealer, bank trust department, insurance company, or other financial intermediary, that financial intermediary may request that you instruct it how to vote the shares you beneficially own. Your financial intermediary will provide you with additional information.

Thirty percent of the outstanding shares entitled to vote at the Meeting shall be a quorum for the transaction of business at the Meeting. Any lesser number is sufficient for adjournments. In the event that the necessary quorum to transact business or the vote required to approve the Merger is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the shares of Global Research Fund, present in person or by proxy at the Meeting. The persons named as proxies will vote the proxies, in accordance with applicable law, in favor of adjournment if they determine additional solicitation is warranted and in the interests of Global Research Fund’s shareholders.

“Broker non-votes” are shares held by a broker or nominee for which an executed proxy is received by the Trust, but are not voted because instructions have not been received from beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. Abstentions and broker non-votes are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not represent votes cast in favor of an adjournment, postponement, or the Merger. Accordingly, assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against the Merger.

Approval of the Merger will require the affirmative vote of a “majority of the outstanding voting securities” of Global Research Fund within the meaning of the 1940 Act. This means the lesser of (1) 67% or more of the shares present at the Meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

Share Ownership
The following table shows, as of the Record Date, the number of outstanding shares and net assets of each class of Global Research Fund and Worldwide Fund. Only shareholders of Global Research Fund will vote on the Merger. Shareholders of Worldwide Fund will not vote on the Merger.

Total Number of Shares
Fund	Outstanding	Net Assets
Global Research Fund
– Class A Shares		$
– Class C Shares		$
– Class D Shares		$
– Class S Shares		$
– Class I Shares		$
– Class T Shares		$
Total		$

Total Number of Shares
Fund	Outstanding	Net Assets
Worldwide Fund
– Class A Shares		$
– Class C Shares		$
– Class D Shares		$
– Class S Shares		$
– Class I Shares		$
– Class R Shares		$
– Class T Shares		$
Total		$

[To the best knowledge of the Trust, as of [          , 2012], the officers and Trustees beneficially owned, as a group, less than 1% of any class of each Fund.]

Beneficial owners of 5% or more of the outstanding shares of each Fund as of the Record Date are shown below. To the best knowledge of the Trust, no person or entity beneficially owned more than 5% of the outstanding shares of either Fund except as shown below, and such owners may not be the beneficial owner of all or a portion of the shares.

		Number of	Percent of
Name of Fund and Class	Name and Address of Beneficial Owner	Shares	Fund
Global Research Fund
– Class [A] Shares			%

Worldwide Fund
– Class [A] Shares			%

Solicitation of Proxies
Janus and Global Research Fund will each pay half of the fees and expenses related to the Merger, including the costs associated with the drafting, printing, and mailing of this Proxy Statement/Prospectus, the solicitation of proxies, and the Meeting. In addition to solicitation of proxies by mail, certain officers and representatives of the Trust, certain officers and employees of Janus or its affiliates, certain financial services firms and their representatives, without extra compensation, or a solicitor, may solicit proxies personally, by telephone, U.S. Mail, facsimile, verbal, internet, or email communications.

Janus has engaged [name], a professional proxy solicitation firm, to assist in the solicitation of proxies, at an estimated cost of [          ] plus any out-of-pocket expenses. Such expenses will be split between Janus and Global Research Fund. Among other things, [firm] will be (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

Brokers, banks, and other fiduciaries may be required to forward soliciting material to their principals on behalf of Global Research Fund and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by [Janus] [Global Research Fund] for their expenses to the extent Janus or Global Research Fund would have directly borne those expenses.

As the Meeting date approaches, certain shareholders whose votes have not been received, may receive telephone calls from a representative of [firm]. Authorization to permit [firm] to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of Global Research Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. Global Research Fund believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the [firm] representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the Proxy Statement/Prospectus and proxy card(s) in the mail. If the information solicited agrees with the information provided to [firm], then the [firm] representative has the responsibility to explain the process, and ask for the shareholder’s instructions on the proposal. Although the [firm] representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote. The [firm] representative may read any recommendation set forth in this

Proxy Statement/Prospectus. The [firm] representative will record the shareholder’s instructions. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call 1-800-[          ] immediately if his or her instructions are not accurately reflected in the confirmation.

Telephone Touch-Tone Voting.  Shareholders may provide their voting instructions through telephone touch-tone voting by following the instructions on the enclosed proxy card(s). Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call.

Internet Voting.  Shareholders may provide their voting instructions through Internet voting by following the instructions on the enclosed proxy card(s). Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission and terminating their Internet link, will, upon request, receive an e-mail confirming their voting instructions. If a shareholder wishes to participate in the Meeting but does not wish to give a proxy by telephone or via the Internet, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus in the postage paid envelope provided, or attend the Meeting in person. Shareholders requiring additional information regarding the proxy or replacement proxy card(s), may contact [firm] at 1-800-[          ]. Any proxy given by a shareholder is revocable until voted at the Meeting.

Revoking a Proxy.  Any shareholder submitting a proxy has the power to revoke it at any time before it is exercised by submitting to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206, a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. All properly executed and unrevoked proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, will be voted FOR the Merger described in this Proxy Statement/Prospectus.

[Shares Held by Accounts of Insurance Companies.  Shares of Global Research Fund may be held by certain separate accounts of insurance companies to fund benefits payable under certain variable annuity contracts and variable life insurance policies. Your insurance company may request that you provide it with voting instructions for your beneficially held shares of any such separate account. If you do not provide voting instructions to your insurance company, it may vote all of the shares held in that separate account in the same proportions as the voting actually received from other variable contract holders for that separate account.]

Shareholder Proposals for Subsequent Meetings
Global Research Fund is not required, and does not intend, to hold annual shareholder meetings. Shareholder meetings may be called from time to time as described in the Trust Instrument and the Trust’s Amended and Restated Bylaws. Under the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in Global Research Fund’s proxy statement for a particular meeting. Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of Global Research Fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of Global Research Fund’s securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held. Another requirement relates to the timely receipt by Global Research Fund of any such proposal. Under those rules, a proposal must have been submitted within a reasonable time before Global Research Fund began to print and mail this Proxy Statement/Prospectus in order to be included in this Proxy Statement/Prospectus. A proposal submitted for inclusion in Global Research Fund’s proxy material for the next special meeting after the meeting to which this Proxy Statement/Prospectus relates must be received by Global Research Fund within a reasonable time before the Fund begins to print and mail the proxy materials for that meeting.

Shareholders wishing to submit a proposal for inclusion in a proxy statement subsequent to the Meeting, if any, should send their written proposal to the Secretary of the Trust at 151 Detroit Street, Denver, Colorado 80206 within a reasonable time before Global Research Fund begins to print and mail the proxy materials for that meeting. Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Proxy Statement/Prospectus. The timely submission of a proposal does not guarantee its inclusion in the proxy materials.

Other Matters to Come Before the Meeting
The Trustees are not aware of any matter that will be presented for action at the Meeting other than the matter described in this Proxy Statement/Prospectus. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any other matters in accordance with their best judgment in the interest of the Trust and/or Fund.

Copies of Fund Information
To avoid sending duplicate copies of materials to certain households, the Fund may mail only one copy of each report or this Proxy Statement/Prospectus to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings benefits the Fund through reduced mailing expenses. With respect to Class D Shares, if a shareholder wants to receive multiple copies of these materials or to receive only one copy in the future, the shareholder should contact the Fund’s transfer agent, Janus Services, at 1-800-525-3713, or notify the Fund’s transfer agent in writing at P.O. Box 55932, Boston, MA 02205-5932.

Please complete, sign, and return the enclosed proxy card(s) or vote by telephone or internet promptly. No postage is required if you mail your proxy card(s) in the United States.

By order of the Board of Trustees,

Robin C. Beery
Chief Executive Officer and President of
Janus Investment Fund

APPENDIX [A]

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [          ] day of [          ], 2012, by and between Janus Investment Fund, a Massachusetts business trust (the “Trust”), on behalf of Janus Global Research Fund, a series of the Trust (the “Predecessor Fund”), and Janus Worldwide Fund, a series of the Trust (the “Successor Fund”).

All references in this Agreement to action taken by the Predecessor Fund or the Successor Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer by the Predecessor Fund of all or substantially all of its assets to the Successor Fund, in exchange solely for Class A, Class C, Class D, Class I, Class S and Class T voting shares of beneficial interest in the Successor Fund (the “Successor Fund Shares”) having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Predecessor Fund, the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, and the distribution of the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of each of the Predecessor Fund and the Successor Fund that the assets of the Predecessor Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the Commonwealth of Massachusetts, and that the interests of existing shareholders will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	PLAN OF REORGANIZATION

1.1  Subject to the terms and conditions herein set forth, the Trust shall (i) transfer all or substantially all of the assets of the Predecessor Fund, as set forth in paragraph 1.2, to the Successor Fund, (ii) the Trust shall cause the Successor Fund to deliver to the Trust full and fractional Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares having an aggregate net asset value equal to the value of the aggregate net assets of the same class of shares of the Predecessor Fund as of the close of regular session trading on the New York Stock Exchange on the Closing Date, as set forth in paragraph 2.1 (the “Closing Date”) and (iii) the Trust shall cause the Successor Fund to assume all liabilities of the Predecessor Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the “Closing”).

1.2  The assets of the Predecessor Fund to be acquired by the Successor Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the Closing Date. The Successor Fund will assume all of the liabilities, expenses, costs, charges and reserves of the Predecessor Fund of any kind, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.3  The Predecessor Fund will distribute pro rata to its shareholders of record of the applicable classes, determined as of immediately after the close of business on the Closing Date (the “Current Shareholders”), the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares received by the Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares then credited to the accounts of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Current Shareholders and representing the respective pro rata number of the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares due to such shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Trust. The Successor Fund shall not issue certificates representing the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares in connection with such exchange. Ownership of Class A, Class C, Class D, Class I, Class R (to which no assets are exchanged related to the Reorganization), Class S and Class T

Successor Fund Shares will be shown on the books of the Trust’s transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Fund.

2.	CLOSING AND CLOSING DATE

2.1  The Closing Date shall be [          ] [          ], [2012], or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Janus Capital Management LLC (“JCM”), 151 Detroit Street, Denver, Colorado 80206-4805, or at such other time and/or place as the parties may agree.

2.2  The Trust shall cause Janus Services LLC (the “Transfer Agent”), transfer agent of the Predecessor Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number, class, and percentage ownership of outstanding shares of the Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver a confirmation evidencing the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares have been credited to the accounts of the Predecessor Fund on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.	REPRESENTATIONS AND WARRANTIES

3.1  The Trust, on behalf of the Predecessor Fund, hereby represents and warrants to the Successor Fund as follows:

(i) the Trust is duly organized and existing under its Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;”

(ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Fund;

(iii) the execution and delivery of this Agreement on behalf of the Predecessor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Predecessor Fund (other than as contemplated in paragraph 4.1(vii)) are necessary to authorize this Agreement and the transactions contemplated hereby;

(iv) this Agreement has been duly executed by the Trust on behalf of the Predecessor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;

(v) neither the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund, nor the consummation by the Trust on behalf of the Predecessor Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Declaration of Trust or the Amended and Restated Bylaws of the Trust (“Bylaws”), as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

(vi) if applicable, the unaudited statement of assets and liabilities of the Predecessor Fund as of the Closing Date, determined in accordance with generally accepted accounting principles consistently applied from the prior audited period, accurately reflects all liabilities of the Predecessor Fund as of the Closing Date;

(vii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary (other than as contemplated in paragraph 4.1(vii)) for the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

(viii) on the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Predecessor Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and

(ix) for each taxable year of its operation (including the taxable year which ends on the Closing Date), the Predecessor Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

3.2  The Trust, on behalf of the Successor Fund, hereby represents and warrants to the Predecessor Fund as follows:

(i) the Trust is duly organized and existing under its Declaration of Trust and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;”

(ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Fund;

(iii) the execution and delivery of this Agreement on behalf of the Successor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

(iv) this Agreement has been duly executed by the Trust on behalf of the Successor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;

(v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Declaration of Trust or the Bylaws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

(vi) the net asset value per share of a Class A, Class C, Class D, Class I, Class R, Class S and Class T Successor Fund Share as of the close of regular session trading on the New York Stock Exchange on the Closing Date reflects all liabilities of the Successor Fund as of that time and date;

(vii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

(viii) on the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Successor Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and

(ix) for each taxable year of its operation (including the taxable year which includes the Closing Date), the Successor Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date.

4.	CONDITIONS PRECEDENT

4.1  The obligations of the Trust on behalf of the Predecessor Fund and the Trust on behalf of the Successor Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions with respect to such Reorganization:

(i) The Trust shall have filed with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Securities Act”) and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust and/or JCM to be necessary and appropriate to effect the registration of the Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares (the “Registration Statement”), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

(ii) The applicable Class A, Class C, Class D, Class I, Class S and Class T Successor Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

(iii) All representations and warranties of the Trust on behalf of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Predecessor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Fund;

(iv) All representations and warranties of the Trust on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Predecessor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Successor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Predecessor Fund;

(v) The Trust shall have received the opinion of a reputable law firm substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by such law firm of representations it shall request of JCM and/or the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph;

(vi) Unless otherwise determined by the officers of the Predecessor Fund, the Predecessor Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. New York Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

(vii) The shareholders of the Predecessor Fund shall have approved this Agreement at a special meeting of its shareholders.

5.	EXPENSES

The expenses and costs of the Reorganization shall be borne equally by JCM and the Predecessor Fund.

6.	ENTIRE AGREEMENT

The Trust agrees on behalf of each of the Predecessor Fund and the Successor Fund that this Agreement constitutes the entire agreement between the parties.

7.	TERMINATION

This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board of Trustees of the Trust, make proceeding with the Agreement inadvisable.

8.	AMENDMENTS

This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

10.1  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.2  This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

10.3  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

10.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

10.5  It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, consultants, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Declaration of Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Declaration of Trust. The Trust is a series company with multiple series and has entered into this Agreement on behalf of each of the Predecessor Fund and the Successor Fund.

10.6  The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

ATTEST	JANUS INVESTMENT FUND
For and on behalf of the Predecessor Fund

Name:	By:

Name:
Title:

ATTEST	JANUS INVESTMENT FUND
For and on behalf of the Successor Fund

Name:	By:

Name:
Title:

APPENDIX [B]

INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Investment Policies and Restrictions:
The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds.

(1) With respect to 75% of its total assets, the Funds may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Each Fund may not:

(2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

(3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(4) Lend any security or make any other loan if, as a result, more than one-third of a Fund’s total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

(5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue “senior securities” in contravention of the 1940 Act.

(7) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

The Board of Trustees (“Trustees”) has adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

(1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

(2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Trustees may impose limits on a Fund’s investments in short sales, as described in this Proxy Statement/Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

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(3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

(5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds’ investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

(6) The Funds may not invest in companies for the purpose of exercising control of management.

Under the terms of an exemptive order received from the SEC, each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of each Fund’s policies on investing in particular industries, as of the date of the Funds’ currently effective SAI, as supplemented, each Fund relies primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that the Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, a Fund may further classify issuers in accordance with industry classifications as published by the SEC or relevant SEC staff interpretations. The Funds intend to change industry or industry group classifications with respect to equity investments to Global Industry Classification Standard (“GICS”), but would continue to use Bloomberg L.P. for fixed-income investments. The Funds may change any source used for determining industry classifications without prior shareholder notice or approval.

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APPENDIX [C]

ADDITIONAL INFORMATION ABOUT WORLDWIDE FUND

The Fund offers multiple classes of shares in order to meet the needs of various types of investors.

Class A Shares and Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares may be offered without an initial sales charge through certain retirement platforms and through certain financial intermediary platforms, including but not limited to, fee-based broker-dealers or financial advisors, primarily on their wrap account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the wrap account. Class A Shares pay up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. Class C Shares pay up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, Class A Shares and Class C Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to shareholders.

Class D Shares are available only to investors who held accounts directly with the Janus funds as of July 6, 2009, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus or its affiliates to offer the shares on their supermarket platforms. Class S Shares pay up to 0.25% of net assets to financial intermediaries for the provision of distribution services and/or shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of their clients.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to shareholders. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms. Class R Shares pay up to 0.50% of net assets to financial intermediaries for the provision of distribution services and, to a certain extent, shareholder services and up to 0.25% of net assets for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to or on behalf of the plan or plan participants.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus or its affiliates to offer the shares on their supermarket platforms. Class T Shares pay up to 0.25% of net assets to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided to shareholders.

The shares are not offered directly to individual investors with the exception of Class D Shares, and in certain circumstances, Class I Shares. Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. For instructions on how to purchase, exchange, or redeem shares, contact your financial intermediary or refer to your plan documents. For Class D Shares, contact a Janus representative at 1-800-525-3713, or for Class I Shares held directly with Janus, please contact a Janus representative at 1-800-333-1181.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents, and employees of Janus or its affiliates.

PRICING OF FUND SHARES
The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Fund’s NAV is calculated as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Fund’s shares.

The price you pay for purchases of shares is the public offering price, which is the NAV next determined after your request is received in good order by the Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell shares is also the NAV, although for Class A Shares and Class C Shares, a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of shares. In order to receive a day’s price, your order must be received in good order by the Fund or its agents by the close of the regular trading session of the NYSE.

Securities held by the Fund are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Fund’s Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Fund may use systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Proxy Statement/Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

CHOOSING A SHARE CLASS
Class A Shares, Class C Shares, Class D Shares, Class S Shares, Class I Shares, Class R Shares, and Class T Shares are offered by this Proxy Statement/Prospectus. The Fund offers multiple classes of shares in order to meet the needs of various types of investors. For more information about these classes of shares and whether or not you are eligible to purchase these shares, please call 1-877-335-2687.

Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. When choosing a share class, you should consider:

•	how much you plan to invest;
•	how long you expect to own the shares;
•	the expenses paid by each class; and
•	for Class A Shares and Class C Shares, whether you qualify for any reduction or waiver of any sales charges.

You should also consult your financial intermediary about which class is most suitable for you. In addition, you should consider the factors below with respect to each class of shares:

Class A Shares
Initial sales charge on purchases	Up to 5.75%(1)
• reduction of initial sales charge for purchases of $50,000 or more
• initial sales charge waived for purchases of $1 million or more

Deferred sales charge (CDSC)	None except on certain redemptions of shares purchased without an initial sales charge(1)

Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries, and out-of-pocket costs to Janus Services

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	0.25% annual distribution/service fee

Class C Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	1.00% on Shares redeemed within 12 months of purchase(1)

Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries, and out-of-pocket costs to Janus Services

Minimum initial investment	$2,500

Maximum purchase	$500,000

Minimum aggregate account balance	None

12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee)

Class D Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.12%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

Class S Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	0.25% annual distribution/service fee

Class I Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative fees	Pays administrative, networking or omnibus fees to certain intermediaries, and out-of-pocket costs to Janus Services

Minimum initial investment
• institutional investors (investing directly with Janus)	$1,000,000
• through an intermediary institution	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

Class R Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.25%

Minimum initial investment	$2,500 (None for defined contribution plans)

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	0.50% annual distribution/service fee

Class T Shares
Initial sales charge on purchases	None

Deferred sales charge (CDSC)	None

Administrative services fees	0.25%

Minimum initial investment	$2,500

Maximum purchase	None

Minimum aggregate account balance	None

12b-1 fee	None

(1)	May be waived under certain circumstances.

DISTRIBUTION, SERVICING, AND ADMINISTRATIVE FEES

Distribution and Shareholder Servicing Plans
Under separate distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares, Class S Shares, and Class R Shares (each a “Plan”) and Class C Shares (the “Class C Plan”), the Fund may pay

Janus Distributors LLC (“Janus Distributors”), the Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets of each, at the following annual rates:

Class	12b-1 Fee for the Fund
Class A Shares	0.25%

Class C Shares	1.00%	(1)

Class S Shares	0.25%

Class R Shares	0.50%

(1)	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of each Plan, the Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under each Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Fees

Class A Shares, Class C Shares, and Class I Shares
Certain, but not all, intermediaries may charge fees for administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Other shareholder services may include the provision of order confirmations, periodic account statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and answering inquiries regarding accounts. These administrative fees are paid by the shares of the Fund to Janus Services, which uses such fees to reimburse intermediaries. Because the form and amount charged varies by intermediary, the amount of the administrative fee borne by the class is an average of all fees charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Fund converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the shares may increase. The Fund’s Trustees have set limits on fees that the Fund may incur with respect to order processing for omnibus or networked accounts. Such limits are subject to change by the Trustees in the future. Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Class S Shares, Class R Shares, and Class T Shares
Janus Services, the Trust’s transfer agent, receives an administrative services fee at an annual rate of 0.25% of the average daily net assets of Class S Shares, Class R Shares, and Class T Shares of the Fund for providing, or arranging for the provision by intermediaries of, administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of shareholders of the Fund. Order processing includes the submission of transactions through the NSCC or similar systems, or those processed on a manual basis with Janus. Other shareholder services may include the provision of order confirmations, periodic account statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and answering inquiries regarding accounts. Janus Services expects to use all or a significant portion of this fee to compensate intermediaries and retirement plan service providers for providing these services to their customers who invest in the Fund. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Fund.

Class D Shares
The Fund pays an annual administrative services fee of 0.12% of net assets of Class D Shares. These administrative services fees are paid by Class D Shares of the Fund for shareholder services provided by Janus Services.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS OR ITS AFFILIATES
From its own assets, Janus or its affiliates may pay selected brokerage firms or other financial intermediaries that sell Class A and Class C Shares of the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by Janus, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Janus’ marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, these payments are limited to the top 100 distributors (measured by sales or expected sales of shares of the Janus funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Fund’s combined SAI, which is incorporated by reference herein.

In addition, for most share classes, Janus, Janus Distributors, or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such intermediaries to raise awareness of the Fund. Janus or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus to request that Janus make contributions to certain charitable organizations. In these cases, Janus’ contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Fund and, if applicable, when considering which share class of the Fund is most appropriate for you.

PURCHASES
With the exception of Class D Shares and Class I Shares, purchases of shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly with the Fund in certain circumstances as described in the “Minimum Investment Requirements” section. Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus, or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, the Fund may permit an in-kind purchase of shares at the discretion of Janus. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund’s behalf. As discussed under “Payments to financial intermediaries by Janus or its affiliates,” Janus and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Fund or that provide services in connection with investments in the Fund. You should consider such arrangements when evaluating any recommendation of the Fund.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. The shares are available only to investors who hold accounts directly with the Janus funds, and to immediate family members or members of the same household of an eligible individual investor. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares. Eligible investors can purchase Class D Shares directly through Janus by the following methods:

•	By calling Janus XpressLinetm at 1-888-979-7737, a 24-hour automated phone system;
•	By contacting a Janus representative at 1-800-525-3713 (TDD for the speech and hearing impaired, 1-800-525-0056);
•	By regular mail, Janus, P.O. Box 55932, Boston, MA 02205-5932;
•	By overnight mail, Janus, 30 Dan Road, Suite 55932, Canton, MA 02021-2809; or
•	Through janus.com.

The Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”), your financial intermediary (or Janus if you hold shares directly with Janus) is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, social security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases. In addition, your financial intermediary may close an account if they are unable to verify a shareholder’s identity. Please contact your financial intermediary if you need additional assistance when completing your application or additional information about the intermediary’s Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

With respect to Class D Shares, the Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Fund accounts and activity with respect to existing accounts.

Minimum Investment Requirements

Class A Shares, Class C Shares, Class S Shares, and Class T Shares
The minimum investment is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Fund shares.

Class D Shares
The minimum investment is $2,500 per Fund account for non-retirement accounts. For certain tax-deferred accounts or UGMA/UTMA accounts, the minimum investment is $1,000 without an automatic investment program, or $500 with an automatic investment program of $100 per month.

Class I Shares
The minimum investment is $1 million for institutional investors investing directly with Janus. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Directors, officers, and employees of JCGI and its affiliates, as well as Trustees and officers of the Fund, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

Class R Shares
Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for information regarding account minimums. For all other account types, the minimum investment is $2,500.

Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares
The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

The Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Systematic Purchase Plan
You may arrange for periodic purchases by authorizing your financial intermediary (or Janus if you hold shares directly with Janus) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Initial Sales Charge

Class A Shares
An initial sales charge may apply to your purchase of Class A Shares of the Fund based on the amount invested, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

	Class A Shares	Class A Shares
	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Purchase at Offering Price	Offering Price(1)	Net Amount Invested
Under $50,000	5.75%	6.10%

$50,000 but under $100,000	4.50%	4.71%

$100,000 but under $250,000	3.50%	3.63%

$250,000 but under $500,000	2.50%	2.56%

$500,000 but under $1,000,000	2.00%	2.04%

$1,000,000 and above	None (2)	None

(1)	Offering Price includes the initial sales charge.
(2)	A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

For purchases of Class A Shares of $1,000,000 or greater, from its own assets, Janus Distributors may pay financial intermediaries commissions as follows:

•	1.00% on amounts from $1,000,000 to $4,000,000;
•	plus 0.50% on amounts greater than $4,000,000 to $10,000,000;
•	plus 0.25% on amounts over $10,000,000.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge
You may be able to lower your Class A Shares sales charge under certain circumstances. For example, you can combine Class A Shares and Class C Shares you already own (either in this Fund or certain other Janus funds) with your current purchase of Class A Shares of the Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

Class A Shares of the Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCGI and its affiliates; and (iii) Trustees and officers of the Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows the waiver of the sales charge.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

Right of Accumulation.  You may purchase Class A Shares of the Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all Class A Shares of the Fund and of certain other classes (Class A Shares and Class C Shares of the Trust) of Janus funds then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent.  You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts.  To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts, and purchases of the Fund’s shares, free of charge, and in a clear and prominent format, on our website at janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

Commission on Class C Shares
Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans or other financial intermediaries will not receive this amount if they receive 12b-1 fees from the time of initial investment of assets in Class C Shares.

EXCHANGES
Contact your financial intermediary, Janus if you hold shares directly with Janus, or consult your plan documents to exchange into other funds in the Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange shares of the Fund for shares of the same class of any other fund in the Trust offered through your financial intermediary or qualified plan.
•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will only be processed in instances where there is no contingent deferred sales charge (“CDSC”) on the shares to be exchanged and no initial sales charge on the shares to be received. The Fund’s fees and expenses differ between share classes. Please consider these differences prior to investing in another share class. Contact your financial intermediary or consult your plan documents for additional information.
•	You must meet the minimum investment amount for each fund.
•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you make more than one round trip in the Fund in a 90-day period and may bar future purchases in the Fund or any of the other Janus funds. The Fund will work with intermediaries to apply the Fund’s exchange limit. However, the Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Fund’s policy on excessive trading, refer to “Excessive Trading.”
•	The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

Waiver of Sales Charges
Class A Shares received through an exchange of Class A Shares of another fund of the Trust will not be subject to any initial sales charge of the Fund’s Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Trust will not be subject to any applicable CDSC at the time of the exchange.

Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS
Redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct investors holding Class D Shares or Class I Shares. Please contact your financial intermediary, Janus if you hold shares directly Janus, or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Shares of the Fund may be redeemed on any business day on which the Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Fund or its agents. Redemption proceeds, less any applicable CDSC for Class A Shares or Class C Shares, will normally be sent the business day following receipt of the redemption order.

The Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Fund to redeem its shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

The Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed. If you hold Class I Shares directly with the Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum. Please note that you may incur a tax liability as a result of a redemption.

Large Shareholder Redemptions
Certain accounts or Janus affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these accounts of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage costs.

Redemptions In-Kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Fund for cash redemptions.

While the Fund may pay redemptions in-kind, the Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan

Class A Shares and Class C Shares
You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Class D Shares, Class S Shares, Class I Shares, Class R Shares, and Class T Shares
You may arrange for periodic redemptions by authorizing your financial intermediary (or Janus if you hold shares directly with Janus) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Contingent Deferred Sales Charge

Class A Shares and Class C Shares
A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

CDSC Waivers
There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

•	Upon the death or disability of an account owner;
•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;
•	Retirement plan shareholders taking required minimum distributions;
•	The redemption of Class A Shares or Class C Shares acquired through reinvestment of Fund dividends or distributions;
•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or
•	If the Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Reinstatement Privilege
After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds into Class A Shares of the same or another fund within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

Excessive Trading Policies and Procedures
The Trustees have adopted policies and procedures with respect to short-term and excessive trading of Fund shares (“excessive trading”). The Fund is intended for long-term investment purposes only, and the Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Fund’s exchange limits or excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Fund attempts to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Fund Shares.”

Generally, a purchase and redemption of shares from the Fund (i.e., “round trip”) within 90 calendar days may result in enforcement of the Fund’s excessive trading policies and procedures with respect to future purchase orders, provided that the Fund reserves the right to reject any purchase request as explained above.

The Fund monitors for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in the Fund over a 90-day period, and may bar future purchases into the Fund and any of the other Janus funds by such investor. The Fund’s excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

The Fund’s Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Fund. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Fund’s excessive trading policies may be cancelled or revoked by the Fund by the next business day following receipt by the Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Fund’s methods to detect and deter excessive trading.

The Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Fund. For example, the Fund may refuse a purchase order if the Fund’s investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Fund’s policies and procedures regarding excessive trading may be modified at any time by the Fund’s Trustees.

Excessive Trading Risks
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders, and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although the Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Fund and its agents. This makes the Fund’s identification of excessive trading transactions in the Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION
The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings, consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings of the Fund at janus.com/info (or under the Fund’s Holdings & Details tab at janus.com/allfunds if you hold Class D Shares).

The Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Fund’s top portfolio holdings, in order of position size and as a percentage of the Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus’ Chief Investment Officer(s) or their delegates. Such exceptions may be made without prior notice to shareholders. A summary of the Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Fund’s combined SAI, which is incorporated herein.

SHAREHOLDER COMMUNICATIONS
Your financial intermediary or plan sponsor (or Janus if you hold shares directly with Janus) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor (or Janus if you hold shares directly with Janus) is responsible for providing annual and semiannual reports, including the financial statements of the Fund. These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations. Please contact your financial intermediary or plan sponsor (or Janus if you hold shares directly with Janus) to obtain these reports. The Fund’s fiscal year ends September 30.

DISTRIBUTIONS
To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. The Fund’s income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation. Net realized long-term capital gains, if any, are paid to shareholders as capital gains distributions, regardless of how long shares of the Fund have been held. Distributions are made at the class level, so they may vary from class to class within the Fund.

Distribution Schedule
Dividends from net investment income for Worldwide Fund are normally declared and distributed in December. In addition, distributions of capital gains are normally declared and distributed in December. If necessary, dividends and net capital gains may be distributed at other times as well.

How Distributions Affect the Fund’s NAV
Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Fund’s daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Fund declared a dividend in the amount of $0.25 per share. If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”
If you purchase shares of the Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional shares of the Fund without any sales charge. To receive distributions in cash, contact your financial intermediary or Janus if you hold shares directly with Janus. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES
As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. For federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction; whether the gain or loss is long-term or short-term depends on how long you owned the shares. Any tax liabilities generated by your transactions are your responsibility.

The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in the Fund. You should consult your tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Taxes on Distributions
Distributions by the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. When gains from the sale of a security held by the Fund are paid to shareholders, the rate at which the gain will be taxed to shareholders depends on the length of time the Fund held the security. In certain states, a portion of the distributions (depending on the sources of the Fund’s income) may be exempt from state and local taxes. The Fund’s net investment income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Fund at the record date of such payments. Although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Fund shares outstanding at the record date. Generally, account tax information will be made available to shareholders on or before January 31st of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Fund with respect to shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan.

Generally, withdrawals from qualified plans may be subject to federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor.

The Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

When shareholders sell Fund shares from a taxable account, they typically receive information on their tax forms that calculates their gain or loss using the average cost method. Prior to January 1, 2012, this information was not reported to the IRS, and shareholders had the option of calculating gains or losses using an alternative IRS permitted method. In accordance with legislation passed by Congress in 2008, however, your intermediary (or the Fund, if you hold shares directly with Janus) began reporting cost basis information to the IRS for shares purchased on or after January 1, 2012 and sold thereafter. Your intermediary (or the Fund, if you hold shares directly with Janus) will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, unless you hold shares directly with Janus in which case the Fund will use an average cost basis method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the new cost basis reporting laws apply to you and your investments.

Taxation of the Fund
Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to foreign tax withholding or other foreign taxes. If the Fund is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

Certain fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Internal Revenue Code that, among other things, can potentially affect the character, amount, timing of distributions to shareholders, and utilization of capital loss carryforwards. The Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible. Certain transactions or strategies utilized by the Fund may generate nonqualified income that can impact an investor’s taxes.

The Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code, including the distribution each year of all its net investment income and net capital gains. It is important that the Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. Funds that invest in partnerships may be subject to state tax liabilities.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund’s financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Fund Share. The gross expense ratio reflects expenses prior to any expense offset arrangement and the net expense ratio reflects expenses after any expense offset arrangement. Both expense ratios reflect expenses after waivers (reimbursements), if applicable. The information for the fiscal periods shown has been audited by [To be updated by Amendment], whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into each Fund’s SAI.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the shares of each Fund (assuming reinvestment of all dividends and distributions).

Class D Shares of each Fund commenced operations on February 16, 2010, after the restructuring of each Fund’s Class J Shares, the predecessor share class. The financial highlights shown for periods prior to February 16, 2010 reflect financial results for the Class J Shares of each Fund. If Class D Shares had been available, the financial results shown may have been different.

Effective February 16, 2010, Class J Shares were renamed Class T Shares and the eligibility requirements changed so that only clients investing through a third-party intermediary may purchase Class T Shares.

Worldwide Fund – Class A
	Year or Period ended		Period ended
	September 30		October 31
	2011	2010(1)	2009(2)

Net asset value, beginning of period	$43.56	$37.43	$33.40

Income from investment operations:
Net investment income/(loss)	0.23	0.07	0.04
Net gain/(loss) on investments (both realized and unrealized)	(5.10)	6.23	3.99
Total from investment operations	(4.87)	6.30	4.03

Less distributions:
Dividends from net investment income	(0.13)	(0.17)	—
Distributions from capital gains	—	—	—
Total distributions	(0.13)	(0.17)	—

Net asset value, end of period	$38.56	$43.56	$37.43

Total return(3)	(11.23)%	16.87%	12.07%

Net assets, end of period (in thousands)	$2,214	$2,575	$3,084
Average net assets for the period (in thousands)	$2,777	$2,620	$2,020
Ratio of gross expenses to average net assets(4)	1.08%	1.00%	1.20%
Ratio of net expenses to average net assets(4)	1.08%	1.00%	1.17%
Ratio of net investment income/(loss) to average net assets(4)	0.56%	0.45%	0.81%
Portfolio turnover rate(4)	94%	94%	195%

(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class A Shares) through October 31, 2009.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.

Worldwide Fund – Class C
	Year or Period ended		October 31
	September 30		Period ended
	2011	2010(1)	2009(2)

Net asset value, beginning of period	$43.29	$37.34	$33.40

Income from investment operations:
Net investment income/(loss)	(0.09)	(0.17)	(0.05)
Net gain/(loss) on investments (both realized and unrealized)	(5.06)	6.12	3.99
Total from investment operations	(5.15)	5.95	3.94

Less distributions:
Dividends from net investment income	—	—	—
Distributions from capital gains	—	—	—
Total distributions	—	—	—

Net asset value, end of period	$38.14	$43.29	$37.34

Total return(3)	(11.90)%	15.93%	11.80%

Net assets, end of period (in thousands)	$1,251	$1,303	$1,144
Average net assets for the period (in thousands)	$1,472	$1,221	$1,063
Ratio of gross expenses to average net assets(4)(5)	1.83%	1.86%	2.07%
Ratio of net expenses to average net assets(4)	1.82%	1.86%	2.05%
Ratio of net investment income/(loss) to average net assets(4)	(0.16)%	(0.32)%	(0.14)%
Portfolio turnover rate(4)	94%	94%	195%

(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class C Shares) through October 31, 2009.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.
(5)	The ratio was 2.28% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Worldwide Fund – Class D
	Year or Period ended
	September 30				Years ended October 31†
	2011		2010(1)		2009		2008		2007		2006

Net asset value, beginning of period	$43.69		$38.92		$31.36		$60.04		$48.05		$41.41

Income from investment operations:
Net investment income/(loss)	0.33		0.19		0.41		0.43		0.32		0.65
Net gain/(loss) on investments (both realized and unrealized)	(5.66)		4.58		6.37		(28.82)		12.31		6.48
Total from investment operations	(5.33)		4.77		6.78		(28.39)		12.63		7.13

Less distributions and other:
Dividends from net investment income	(0.20)		—		(0.65)		(0.29)		(0.64)		(0.49)
Distributions from capital gains	—		—		—		—		—		—
Redemption fees	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
Total distributions and other	(0.20)		—		(0.65)		(0.29)		(0.64)		(0.49)

Net asset value, end of period	$38.16		$43.69		$37.49		$31.36		$60.04		$48.05

Total return(3)	(12.28)%		12.26%		22.08%		(47.49)%		26.53%		17.34%

Net assets, end of period (in millions)	$1,012		$1,253		$2,208		$2,045		$4,645		$4,373
Average net assets for the period (in millions)	$1,273		$1,210		$1,972		$3,480		$4,523		$4,602
Ratio of gross expenses to average net assets(4)(5)	0.86%		0.83%		0.76%		0.83%		0.88%		0.87%
Ratio of net expenses to average net assets(4)	0.86%		0.83%		0.76%		0.83%		0.87%		0.86%
Ratio of net investment income/(loss) to average net assets(4)	0.76%		0.93%		1.34%		0.82%		0.53%		1.31%
Portfolio turnover rate(4)	94%		94%		195%		16%		27%		43%

†	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class, and are provided as supplemental information.
(1)	Period February 16, 2010 (commencement of Class D Shares) through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.
(5)	The ratio was 0.89% in 2007 and 0.90% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.

Worldwide Fund – Class S
	Year or Period ended			Period ended
	September 30			October 31
	2011	2010(1)		2009(2)

Net asset value, beginning of period	$43.56	$37.43		$33.40

Income from investment operations:
Net investment income/(loss)	0.15	0.09		0.04
Net gain/(loss) on investments (both realized and unrealized)	(5.11)	6.16		3.98
Total from investment operations	(4.96)	6.25		4.02

Less distributions and other:
Dividends from net investment income	(0.05)	(0.12)		—
Distributions from capital gains	—	—		—
Redemption fees	0.01	—	(3)	0.01
Total distributions and other	(0.04)	(0.12)		0.01

Net asset value, end of period	$38.56	$43.56		$37.43

Total return(4)	(11.38)%	16.73%		12.07%

Net assets, end of period (in thousands)	$42,417	$61,881		$61,824
Average net assets for the period (in thousands)	$59,117	$62,208		$62,260
Ratio of gross expenses to average net assets(5)	1.21%	1.16%		1.27%
Ratio of net expenses to average net assets(5)	1.21%	1.16%		1.26%
Ratio of net investment income/(loss) to average net assets(5)	0.37%	0.38%		0.64%
Portfolio turnover rate(5)	94%	94%		195%

(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class S Shares) through October 31, 2009.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.

Worldwide Fund – Class I
	Year or Period ended				Period ended
	September 30				October 31
	2011		2010(1)		2009(2)

Net asset value, beginning of period	$43.68		$37.49		$33.40

Income from investment operations:
Net investment income/(loss)	0.41		0.23		0.09
Net gain/(loss) on investments (both realized and unrealized)	(5.16)		6.18		4.00
Total from investment operations	(4.75)		6.41		4.09

Less distributions and other:
Dividends from net investment income	(0.23)		(0.22)		—
Distributions from capital gains	—		—		—
Redemption fees	—	(3)	—	(3)	— (3)
Total distributions and other	(0.23)		(0.22)		—

Net asset value, end of period	$38.70		$43.68		$37.49

Total return(4)	(10.96)%		17.15%		12.25%

Net assets, end of period (in thousands)	$14,796		$11,999		$30,008
Average net assets for the period (in thousands)	$15,505		$25,646		$27,800
Ratio of gross expenses to average net assets(5)(6)	0.76%		0.66%		0.77%
Ratio of net expenses to average net assets(5)	0.76%		0.66%		0.76%
Ratio of net investment income/(loss) to average net assets(5)	1.00%		0.85%		1.12%
Portfolio turnover rate(5)	94%		94%		195%

(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class I Shares) through October 31, 2009.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.
(6)	The ratio was 0.76% in 2010 before waiver of certain fees and expense offsets incurred by the Fund.

Worldwide Fund – Class T†
	Year or Period ended
	September 30				Years ended October 31
	2011		2010(1)		2009		2008		2007		2006

Net asset value, beginning of period	$43.67		$37.49		$31.36		$60.04		$48.05		$41.41

Income from investment operations:
Net investment income/(loss)	0.28		0.20		0.41		0.43		0.32		0.65
Net gain/(loss) on investments (both realized and unrealized)	(5.65)		6.16		6.37		(28.82)		12.31		6.48
Total from investment operations	(5.37)		6.36		6.78		(28.39)		12.63		7.13

Less distributions and other:
Dividends from net investment income	(0.21)		(0.18)		(0.65)		(0.29)		(0.64)		(0.49)
Distributions from capital gains	—		—		—		—		—		—
Redemption fees	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)
Total distributions and other	(0.21)		(0.18)		(0.65)		(0.29)		(0.64)		(0.49)

Net asset value, end of period	$38.09		$43.67		$37.49		$31.36		$60.04		$48.05

Total return(3)	(12.39)%		17.01%		22.08%		(47.49)%		26.53%		17.34%

Net assets, end of period (in thousands)	$779,768		$1,055,258		$2,207,945		$2,044,859		$4,645,253		$4,373,358
Average net assets for the period (in thousands)	$1,030,840		$1,454,113		$1,971,727		$3,480,275		$4,522,584		$4,601,953
Ratio of gross expenses to average net assets(4)(5)	0.96%		0.87%		0.76%		0.83%		0.88%		0.87%
Ratio of net expenses to average net assets(4)	0.96%		0.86%		0.76%		0.83%		0.87%		0.86%
Ratio of net investment income/(loss) to average net assets(4)	0.64%		0.55%		1.34%		0.82%		0.53%		1.31%
Portfolio turnover rate(4)	94%		94%		195%		16%		27%		43%

†	Formerly named Class J Shares.
(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.
(5)	The ratio was 0.89% in 2007 and 0.90% in 2006 before waiver of certain fees and expense offsets incurred by the Fund.

Global Research Fund – Class A
	Year or Period ended			Period ended
	September 30			October 31
	2011	2010(1)		2009(2)

Net asset value, beginning of period	$13.48	$11.38		$9.81

Income from investment operations:
Net investment income/(loss)	0.11	0.05		(0.01)
Net gain/(loss) on investments (both realized and unrealized)	(0.94)	2.07		1.58
Total from investment operations	(0.83)	2.12		1.57

Less distributions and other:
Dividends from net investment income	(0.14)	(0.02)		—
Distributions from capital gains	—	—		—
Redemption fees*	—	—	(3)	N/A
Total distributions and other	(0.14)	(0.02)		—

Net asset value, end of period	$12.51	$13.48		$11.38

Total return(4)	(6.33)%	18.64%		16.00%

Net assets, end of period (in thousands)	$2,144	$756		$85
Average net assets for the period (in thousands)	$1,645	$291		$7
Ratio of gross expenses to average net assets(5)(6)	1.16%	1.28%		1.37%
Ratio of net expenses to average net assets(5)	1.16%	1.27%		0.93%
Ratio of net investment income/(loss) to average net assets(5)	0.29%	0.58%		(3.12)%
Portfolio turnover rate(5)	78%	74%		99%

*	The redemption of Class S Shares, Class I Shares, or Class T Shares held for 90 days or less may be subject to the Fund’s 2.00% redemption fee. Redemption fees charged by any class may be allocated to all classes upon receipt of payment.
(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class A Shares) through October 31, 2009.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.
(6)	The ratio was 1.40% in 2009 before waiver of certain fees and expense offsets incurred by the Fund.

Global Research Fund – Class C
	Year or Period ended			Period ended
	September 30			October 31
	2011	2010(1)		2009(2)

Net asset value, beginning of period	$13.34	$11.34		$9.81

Income from investment operations:
Net investment income/(loss)	0.02	0.01		(0.01)
Net gain/(loss) on investments (both realized and unrealized)	(0.94)	2.01		1.54
Total from investment operations	(0.92)	2.02		1.53

Less distributions and other:
Dividends from net investment income	(0.09)	(0.02)		—
Distributions from capital gains	—	—		—
Redemption fees*	—	—	(3)	—
Total distributions and other	(0.09)	(0.02)		—

Net asset value, end of period	$12.33	$13.34		$11.34

Total return(4)	(7.02)%	17.79%		15.60%

Net assets, end of period (in thousands)	$1,624	$447		$188
Average net assets for the period (in thousands)	$1,238	$248		$28
Ratio of gross expenses to average net assets(5)	1.93%	1.95%		1.55%
Ratio of net expenses to average net assets(5)	1.93%	1.95%		1.31%
Ratio of net investment income/(loss) to average net assets(5)	(0.49)%	(0.03)%		(1.32)%
Portfolio turnover rate(5)	78%	74%		99%

*	The redemption of Class S Shares, Class I Shares, or Class T Shares held for 90 days or less may be subject to the Fund’s 2.00% redemption fee. Redemption fees charged by any class may be allocated to all classes upon receipt of payment.
(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class C Shares) through October 31, 2009.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.

Global Research Fund – Class D
	Year or Period ended
	September 30				Years ended October 31†
	2011		2010(1)		2009		2008		2007		2006

Net asset value, beginning of period	$13.51		$11.79		$8.81		$17.11		$13.16		$11.11

Income from investment operations:
Net investment income/(loss)	0.07		0.09		0.05		0.04		0.04		0.10
Net gain/(loss) on investments (both realized and unrealized)	(0.89)		1.63		2.60		(7.58)		4.72		2.22
Total from investment operations	(0.82)		1.72		2.65		(7.54)		4.76		2.32

Less distributions and other:
Dividends from net investment income	(0.13)		—		(0.08)		(0.05)		(0.05)		(0.04)
Distributions from capital gains	—		—		—		(0.72)		(0.76)		(0.23)
Redemption fees	—	(2)	—	(2)	—	(2)	0.01		—	(2)	N/A
Total distributions and other	(0.13)		—		(0.08)		(0.76)		(0.81)		(0.27)

Net asset value, end of period	$12.56		$13.51		$11.38		$8.81		$17.11		$13.16

Total return(3)	(6.21)%		14.59%		30.46%		(45.95)%		38.09%		21.21%

Net assets, end of period (in millions)	$105		$111		$203		$167		$284		$113
Average net assets for the period (in millions)	$124		$106		$166		$261		$174		$80
Ratio of gross expenses to average net assets(4)	1.00%		1.09%		1.25%		1.15%		1.12%		1.16%
Ratio of net expenses to average net assets(4)	1.00%		1.08%		1.24%		1.14%		1.11%		1.14%
Ratio of net investment income/(loss) to average net assets(4)	0.41%		1.21%		0.56%		0.39%	(5)	0.36%		0.48%
Portfolio turnover rate(4)	78%		74%		99%		95%		72%		118%

†	The financial highlights shown reflect financial results for Class J Shares, the predecessor share class, and are provided as supplemental information.
(1)	Period February 16, 2010 (commencement of Class D Shares) through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(3)	Total return not annualized for periods of less than one full year.
(4)	Annualized for periods of less than one full year.
(5)	As a result of the recharacterization of dividend income to return of capital, the ratio of net investment income/(loss) to average net assets has been reduced by 0.03%. The adjustment had no impact on total net assets or total return.

Global Research Fund – Class S
	Year or Period ended				Period ended
	September 30				October 31
	2011		2010(1)		2009(2)

Net asset value, beginning of period	$13.43		$11.36		$9.81

Income from investment operations:
Net investment income/(loss)	0.09		0.03		(0.01)
Net gain/(loss) on investments (both realized and unrealized)	(0.95)		2.06		1.56
Total from investment operations	(0.86)		2.09		1.55

Less distributions and other:
Dividends from net investment income	(0.08)		(0.02)		—
Distributions from capital gains	—		—		—
Redemption fees	—	(3)	—	(3)	—
Total distributions and other	(0.08)		(0.02)		—

Net asset value, end of period	$12.49		$13.43		$11.36

Total return(4)	(6.50)%		18.40%		15.80%

Net assets, end of period (in thousands)	$192		$13		$13
Average net assets for the period (in thousands)	$154		$12		$2
Ratio of gross expenses to average net assets(5)	1.35%		1.45%		1.42%
Ratio of net expenses to average net assets(5)	1.35%		1.45%		1.16%
Ratio of net investment income/(loss) to average net assets(5)	0.21%		0.40%		(1.18)%
Portfolio turnover rate(5)	78%		74%		99%

(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class S Shares) through October 31, 2009.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.

Global Research Fund – Class I
	Year or Period ended				Period ended
	September 30				October 31
	2011		2010(1)		2009(2)

Net asset value, beginning of period	$13.51		$11.38		$9.81

Income from investment operations:
Net investment income/(loss)	0.09		0.09		0.03
Net gain/(loss) on investments (both realized and unrealized)	(0.89)		2.06		1.54
Total from investment operations	(0.80)		2.15		1.57

Less distributions and other:
Dividends from net investment income	(0.16)		(0.02)		—
Distributions from capital gains	—		—		—
Redemption fees	—	(3)	—	(3)	—
Total distributions and other	(0.16)		(0.02)		—

Net asset value, end of period	$12.55		$13.51		$11.38

Total return(4)	(6.10)%		18.93%		16.00%

Net assets, end of period (in thousands)	$33,967		$14,228		$37
Average net assets for the period (in thousands)	$25,488		$8,698		$31
Ratio of gross expenses to average net assets(5)	0.96%		0.96%		0.43%
Ratio of net expenses to average net assets(5)	0.96%		0.96%		0.39%
Ratio of net investment income/(loss) to average net assets(5)	0.52%		1.34%		1.01%
Portfolio turnover rate(5)	78%		74%		99%

(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Period July 6, 2009 (commencement of Class I Shares) through October 31, 2009.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.

Global Research Fund – Class T†
	Year or Period ended
	September 30				Years ended October 31
	2011		2010(1)		2009		2008		2007		2006

Net asset value, beginning of period	$13.50		$11.38		$8.81		$17.11		$13.16		$11.11

Income from investment operations:
Net investment income/(loss)	0.04		0.06		0.05		0.04		0.04		0.10
Net gain/(loss) on investments (both realized and unrealized)	(0.87)		2.06		2.60		(7.58)		4.72		2.22
Total from investment operations	(0.83)		2.12		2.65		(7.54)		4.76		2.32

Less distributions and other:
Dividends from net investment income	(0.12)		—	(2)	(0.08)		(0.05)		(0.05)		(0.04)
Distributions from capital gains	—		—		—		(0.72)		(0.76)		(0.23)
Redemption fees	—	(3)	—	(3)	—	(3)	0.01		—	(3)	N/A
Total distributions and other	(0.12)		—		(0.08)		(0.76)		(0.81)		(0.27)

Net asset value, end of period	$12.55		$13.50		$11.38		$8.81		$17.11		$13.16

Total return(4)	(6.27)%		18.67%		30.46%		(45.95)%		38.09%		21.21%

Net assets, end of period (in thousands)	$93,622		$114,874		$203,125		$167,476		$284,162		$113,025
Average net assets for the period (in thousands)	$118,574		$142,843		$166,030		$260,977		$173,760		$79,500
Ratio of gross expenses to average net assets(5)	1.10%		1.18%		1.25%		1.15%		1.12%		1.16%
Ratio of net expenses to average net assets(5)	1.10%		1.18%		1.24%		1.14%		1.11%		1.14%
Ratio of net investment income/(loss) to average net assets(5)	0.30%		0.47%		0.56%		0.39%	(6)	0.36%		0.48%
Portfolio turnover rate(5)	78%		74%		99%		95%		72%		118%

†	Formerly named Class J Shares.
(1)	Period November 1, 2009 through September 30, 2010. The Fund changed its fiscal year end to September 30.
(2)	Dividends from net investment income aggregated less than $0.01 on a per share basis for the period end.
(3)	Redemption fees aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(4)	Total return not annualized for periods of less than one full year.
(5)	Annualized for periods of less than one full year.
(6)	As a result of the recharacterization of dividend income to return of capital, the ratio of net investment income/(loss) to average net assets has been reduced by 0.03%. The adjustment had no impact on total net assets or total return.

APPENDIX [D]

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Proxy Statement/Prospectus.

EQUITY AND DEBT SECURITIES
Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is the time it will take investors to recoup their investment in a bond. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity.

Equity securities generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES
Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES
Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is when a Fund increases its assets available for investment using borrowings or similar transactions. Because short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. The use of leverage may make any change in a Fund’s NAV even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

APPENDIX [E]

PERFORMANCE FEE EXAMPLE

The following hypothetical examples are intended to help you understand the performance fee calculation assuming consummation of the Merger, including application of the two-year waiver to the Performance Adjustment component of the management fee agreed to by Janus. The actual performance fee paid by the Combined Fund, including any waivers, will be different from that shown below as it will be based on actual performance and assets as of the Merger Date and going forward.

The Performance Adjustment is calculated using the trailing 36-month relative performance of the Fund to the MSCI World Indexsm, the trailing 36-month average net assets of the Fund, and the hurdle rates at which the Performance Adjustment changes.

For the calculation examples below, the Performance Adjustment and waiver for the Combined Fund is calculated for month 6 and month 13 following the completion of the Merger.

All calculations shown below assume the Merger is completed on the last day of the 2012 calendar year so month 6 is June 2013 and month 13 is January 2014.

For purposes of calculating the actual Performance Adjustment accrual, Global Research Fund’s performance and accounting history will be used relative to the MSCI World Indexsm.

For purposes of calculating the waiver, if any, Worldwide Fund’s performance and accounting history will be used for periods prior to the Merger.

Key assumptions used when calculating projected Performance Adjustments and waivers:

•	The Merger is effective December 31, 2012
•	Fund performance equals benchmark performance (MSCI World Indexsm) for all future periods (August 1, 2012 − December 31, 2015)
•	Fund performance and benchmark performance are 0.00% for all future periods
•	Net flows are $0 for all future periods

Month 6 Step 1 – Calculate the relative performance and Performance Adjustments
Global Research Fund trailing 36-month relative performance through May 2013. The Performance Adjustment is booked one month in arrears so the Performance Adjustment calculation for June 2013 is based on the relative performance through May 2013:

	Global Research	MSCI World
	Fund – Class A	Indexsm (net) –
	Shares – 36-Month	36-Month			Global Research
	Cumulative	Cumulative		Performance Fee	Fund Average
Date	Performance	Performance	Difference	Adjustment	Total Net Assets	Accrual
June 30, 2013	26.00%	25.61%	0.39%	0.00%	$579,000,000	$	−

The average total net assets include 31 months of Global Research Fund and 5 months of the Combined Fund.

Worldwide Fund trailing 36-month relative performance through May 2013. The Performance Adjustment is booked one month in arrears so the Performance Adjustment calculation for June 2013 is based on the relative performance through May 2013:

	Worldwide Fund –	MSCI World
	Class A Shares –	Indexsm (net) –
	36-Month	36-Month			Worldwide Fund	Worldwide
	Cumulative	Cumulative		Performance Fee	Average Total Net	Fund
Date	Performance	Performance	Difference	Adjustment	Assets	Accrual
June 30, 2013	11.72%	25.61%	−13.88%	−0.15%	$2,139,000,000	−$ 267,375

The average total net assets include 31 months of Worldwide Fund and 5 months of the Combined Fund.

Month 6 Step 2 – Calculate the waiver, if any, to be recorded
The Combined Fund is projected to accrue a Performance Adjustment of $0.

Worldwide Fund would have accrued a Performance Adjustment of −$267,375 had its performance and accounting history been used for the calculation.

E-1

The Combined Fund would record a waiver of:

−$267,375 + $0 = −$267,375

This waiver would mean the net management fees paid by the Combined Fund would equal what Worldwide Fund would have paid had it been the performance and accounting survivor.

Month 13 Step 1 – Calculate the relative performance and Performance Adjustments
Global Research Fund trailing 36-month relative performance through December 2013. The Performance Adjustment is booked one month in arrears so the Performance Adjustment calculation for January 2014 is based on the relative performance through December 2013:

	Global Research	MSCI World
	Fund – Class A	Indexsm (net) –
	Shares – 36-Month	36-Month		Performance	Global Research
	Cumulative	Cumulative		Fee	Fund Average
Date	Performance	Performance	Difference	Adjustment	Total Net Assets	Accrual
January 31, 2014	−2.23%	−0.91%	−1.32%	−0.03%	$943,000,000	−$	19,646

The average total net assets include 24 months of Global Research Fund and 12 months of the Combined Fund.

Worldwide Fund trailing 36-month relative performance through December 2013. The Performance Adjustment is booked one month in arrears so the Performance Adjustment calculation for January 2014 is based on the relative performance through December 2013:

	Worldwide Fund –	MSCI World
	Class A Shares –	Indexsm (net) –
	36-Month	36-Month		Performance	Worldwide Fund	Worldwide
	Cumulative	Cumulative		Fee	Average Total	Fund
Date	Performance	Performance	Difference	Adjustment	Net Assets	Accrual
January 31, 2014	−11.36%	−0.91%	−10.45%	−0.15%	$2,085,000,000	−$ 260,625

The average total net assets include 24 months of Worldwide Fund and 12 months of the Combined Fund.

Month 13 Step 2 – Calculate the waiver, if any, to be recorded
The Combined Fund is projected to accrue a Performance Adjustment of −$19,646.

Worldwide Fund would have accrued a Performance Adjustment of −$260,625 had its performance and accounting history been used for the calculation.

The Combined Fund would record a waiver of:

−$260,625 + $19,646 = −$240,979

This waiver would mean the net management fees paid by the Combined Fund would equal what Worldwide Fund would have paid had it been the performance and accounting survivor.

E-2

JANUS INVESTMENT FUND

STATEMENT OF ADDITIONAL INFORMATION
[          , 2012]

Relating to the acquisition of the assets of

JANUS GLOBAL RESEARCH FUND

by and in exchange for shares of beneficial interest of

JANUS WORLDWIDE FUND

each, a series of Janus Investment Fund
151 Detroit Street
Denver, Colorado 80206-4805
1-800-525-0020

This Statement of Additional Information (the “SAI”) expands upon and supplements the information contained in the proxy statement and prospectus (the “Proxy Statement/Prospectus”) dated [          , 2012]. The Proxy Statement/Prospectus is being furnished to shareholders of Janus Global Research Fund, a series of Janus Investment Fund, in connection with the reorganization of Janus Global Research Fund with and into Janus Worldwide Fund, a series of Janus Investment Fund, pursuant to which all of the assets and liabilities of Janus Global Research Fund would be transferred to Janus Worldwide Fund in exchange for shares of beneficial interest of Janus Worldwide Fund (the “Reorganization”).

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting Janus Capital Management LLC (“Janus Capital”) at 151 Detroit Street, Denver, Colorado 80206 or by telephoning Janus toll-free at 1-800-525-0020.

This SAI consists of: (i) this cover page and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein:

1.	The SAI for each of Janus Global Research Fund and Janus Worldwide Fund, dated January 27, 2012, as supplemented (File No: 002-34393).

2.	The Financial Statements of each of Janus Global Research Fund and Janus Worldwide Fund included in the annual report dated September 30, 2011, as filed on November 29, 2011, and the semiannual report dated March 31, 2012, as filed on May 30, 2012 (File No: 811-01879).

As described in the Proxy Statement/Prospectus, upon the closing of such Reorganization, each owner of Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares of Janus Global Research Fund would become a shareholder of the corresponding class of shares of Janus Worldwide Fund. Information about Janus Worldwide Fund is provided in the Proxy Statement/Prospectus.

1

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Janus Global Research Fund will be transferred to Janus Worldwide Fund (each, a “Fund” and collectively, the “Funds”), in exchange for shares of Janus Worldwide Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of [March 31, 2012]. The first table presents Schedules of Investments for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

2

Combined Fund
Pro Forma Schedules of Investments (unaudited)
As of March 31, 2012

	Janus Worldwide Fund Shares or	Janus Worldwide Fund	Janus Global Research Fund	Janus Global Research Fund	Pro Forma Combined Fund Shares or	Pro Forma Combined Fund	Pro Forma Combined Fund
	Contract Amounts	Value	Shares	Value	Contract Amounts	Value	% of Net Assets
Common Stock

Aerospace and Defense							0.9%
General Dynamics Corp.	288,985	$21,205,719	—	$—	288,985	$21,205,719
Agricultural Operations							0.1%
Chaoda Modern Agriculture Holdings, Ltd.ß	24,162,415	1,866,953	—	—	24,162,415	1,866,953
							0.8%
Delta Air Lines, Inc.*	1,638,105	16,233,621	—	—	1,638,105	16,233,621
United Continental Holdings, Inc.*	—	—	127,150	2,733,725	127,150	2,733,725
Apparel Manufacturers							0.8%
Coach, Inc.	—	—	34,334	2,653,332	34,334	2,653,332
Prada SpA**	1,952,268	12,696,166	422,816	2,749,695	2,375,084	15,445,861
Applications Software							0.6%
Microsoft Corp.	345,125	11,130,281	69,292	2,234,667	414,417	13,364,948
Athletic Footwear							0.1%
NIKE, Inc. — Class B	—	—	23,169	2,512,446	23,169	2,512,446
Automotive — Cars and Light Trucks							1.4%
Ford Motor Co.	2,117,040	26,441,830	264,741	3,306,615	2,381,781	29,748,445
Isuzu Motors, Ltd.	—	—	519,000	3,041,873	519,000	3,041,873
Automotive — Truck Parts and Equipment — Original							0.1%
WABCO Holdings, Inc.*	—	—	38,654	2,337,794	38,654	2,337,794
Beverages — Non-Alcoholic							0.1%
Monster Beverage Corp.*	—	—	33,214	2,062,257	33,214	2,062,257
Beverages — Wine and Spirits							0.1%
Pernod-Ricard S.A.	—	—	28,043	2,931,780	28,043	2,931,780
Brewery							0.1%
SABMiller PLC	—	—	71,590	2,873,240	71,590	2,873,240
Building — Residential and Commercial							1.6%
NVR, Inc.*	12,465	9,053,703	—	—	12,465	9,053,703
Taylor Wimpey PLC	34,738,259	28,611,965	—	—	34,738,259	28,611,965
Cable/Satellite Television							2.0%
Comcast Corp. — Class A	1,465,355	43,975,304	62,473	1,874,815	1,527,828	45,850,119
Kabel Deutschland Holding A.G.*	—	—	26,192	1,617,463	26,192	1,617,463
Time Warner Cable, Inc.	—	—	21,354	1,740,351	21,354	1,740,351
Casino Hotels							0.5%
Echo Entertainment Group, Ltd.	1,832,189	8,329,684	—	—	1,832,189	8,329,684
MGM Resorts International*	—	—	196,876	2,681,451	196,876	2,681,451
Cellular Telecommunications
America Movil S.A.B. de C.V. (ADR)	—	—	65,507	1,626,539	65,507	1,626,539	0.6%
Vodafone Group PLC	4,414,322	12,157,088	—	—	4,414,322	12,157,088
Chemicals — Diversified							0.1%
LyondellBasell Industries N.V. — Class A	—	—	57,660	2,516,859	57,660	2,516,859
Coal							0.5%
Harum Energy Tbk PT	13,695,500	12,213,407	—	—	13,695,500	12,213,407
Commercial Banks							3.3%
Banco Bilbao Vizcaya Argentaria S.A.**	2,078,073	16,535,133	—	—	2,078,073	16,535,133
Banco do Brasil S.A.	1,555,700	22,124,412	81,000	1,151,943	1,636,700	23,276,355
China Construction Bank Corp.*	—	—	2,001,000	1,546,109	2,001,000	1,546,109
Sberbank of Russia (ADR)	—	—	46,723	599,923	46,723	599,923
Standard Chartered PLC	1,398,322	34,887,046	79,655	1,987,330	1,477,977	36,874,376
Commercial Services							1.1%
Aggreko PLC	363,375	13,075,851	—	—	363,375	13,075,851
Anhanguera Educacional Participacoes S.A.	1,049,700	12,655,998	—	—	1,049,700	12,655,998
Commercial Services — Finance							0.1%
MasterCard, Inc. — Class A	—	—	3,714	1,561,886	3,714	1,561,886
Computer Aided Design							1.2%
ANSYS, Inc.*	401,874	26,129,847	—	—	401,874	26,129,847
Autodesk, Inc.*	—	—	46,696	1,976,175	46,696	1,976,175
Computers							0.3%
Apple, Inc.*	—	—	12,252	7,344,706	12,252	7,344,706
Computers — Integrated Systems							0.7%
Teradata Corp.*	235,805	16,070,111	—	—	235,805	16,070,111
Computers — Memory Devices							1.0%
EMC Corp.*	683,825	20,432,691	100,213	2,994,364	784,038	23,427,055
Consulting Services							0.1%
Gartner, Inc.*	—	—	57,876	2,467,833	57,876	2,467,833
Verisk Analytics, Inc. — Class A*	—	—	14,301	671,718	14,301	671,718
Consumer Products — Miscellaneous							0.1%
Samsonite International S.A.	—	—	835,800	1,519,773	835,800	1,519,773	.
Containers — Metal and Glass							0.1%
Crown Holdings, Inc.*	—	—	101,103	3,723,624	101,103	3,723,624
Cosmetics and Toiletries							0.1%
Colgate-Palmolive Co.	—	—	34,554	3,378,690	34,554	3,378,690
Decision Support Software							0.0%
MSCI, Inc. — Class A*	—	—	27,008	994,164	27,008	994,164
Dialysis Centers							0.1%
DaVita, Inc.*	—	—	16,570	1,494,117	16,570	1,494,117	.
Distribution/Wholesale							1.2%
Adani Enterprises, Ltd.	—	—	159,569	954,939	159,569	954,939
Fastenal Co.	—	—	50,109	2,710,897	50,109	2,710,897
Li & Fung, Ltd.	9,884,590	22,683,398	1,156,000	2,652,817	11,040,590	25,336,215
Diversified Banking Institutions							7.5%

3

	Janus Worldwide Fund Shares or	Janus Worldwide Fund	Janus Global Research Fund	Janus Global Research Fund	Pro Forma Combined Fund Shares or	Pro Forma Combined Fund	Pro Forma Combined Fund
	Contract Amounts	Value	Shares	Value	Contract Amounts	Value	% of Net Assets
Barclays PLC	5,878,974	22,118,903	—	—	5,878,974	22,118,903
Citigroup, Inc.	1,024,090	37,430,489	—	—	1,024,090	37,430,489
JPMorgan Chase & Co.	1,030,705	47,391,816	34,651	1,593,253	1,065,356	48,985,069
Morgan Stanley	1,930,320	37,911,485	—	—	1,930,320	37,911,485
Societe Generale S.A.**	1,164,732	34,115,212	—	—	1,164,732	34,115,212
Diversified Operations							0.3%
Danaher Corp.	—	—	54,898	3,074,288	54,898	3,074,288
Dover Corp.	—	—	57,451	3,615,966	57,451	3,615,966
E-Commerce/Products							0.9%
Amazon.com, Inc.*	—	—	8,206	1,661,797	8,206	1,661,797
eBay, Inc.*	501,835	18,512,693	76,849	2,834,960	578,684	21,347,653
Educational Software							0.4%
Educomp Solutions, Ltd.	2,811,568	10,655,147	—	—	2,811,568	10,655,147
Electric — Generation							0.0%
Indiabulls Infrastructure and Power, Ltd.ß	7,084,652	296,237	—	—	7,084,652	296,237
Electric — Integrated							1.0%
Fortum Oyj**	1,039,200	25,220,947	—	—	1,039,200	25,220,947
Electric — Transmission							0.0%
ITC Holdings Corp.	—	—	14,278	1,098,549	14,278	1,098,549
Electronic Components — Miscellaneous							1.3%
TE Connectivity, Ltd. (U.S. Shares)	820,535	30,154,661	62,988	2,314,809	883,523	32,469,470
Electronic Components — Semiconductors							0.2%
ARM Holdings PLC	—	—	219,729	2,080,375	219,729	2,080,375
International Rectifier Corp.*	—	—	62,089	1,432,393	62,089	1,432,393
ON Semiconductor Corp.*	—	—	285,902	2,575,977	285,902	2,575,977
Electronic Connectors							0.0%
Amphenol Corp. — Class A	—	—	37,534	2,243,407	37,534	2,243,407
Electronic Measuring Instruments	—	—					0.1%
Keyence Corp.			15,400	3,621,559	15,400	3,621,559
Enterprise Software/Services							0.8%
Oracle Corp.	577,920	16,852,147	89,682	2,615,127	667,602	19,467,274
QLIK Technologies, Inc.*	—	—	37,711	1,206,752	37,711	1,206,752
Entertainment Software							0.1%
Nexon Co., Ltd.*	—	—	92,800	1,617,131	92,800	1,617,131
Finance — Other Services							0.0%
Hong Kong Exchanges & Clearing, Ltd.	—	—	75,300	1,265,457	75,300	1,265,457
Financial Guarantee Insurance							0.7%
MGIC Investment Corp.*	3,320,170	16,468,043	—	—	3,320,170	16,468,043
Food — Confectionary							1.0%
Hershey Co.	400,560	24,566,345	—	—	400,560	24,566,345
Food — Miscellaneous/Diversified							1.0%
Danone	—	—	40,305	2,810,939	40,305	2,810,939
Unilever N.V.**	622,684	21,186,252	—	—	622,684	21,186,252
Food — Retail							0.1%
Whole Foods Market, Inc.	—	—	19,040	1,584,128	19,040	1,584,128
X5 Retail Group N.V. (GDR)	—	—	55,315	1,268,926	55,315	1,268,926
Food — Wholesale/Distribution							0.5%
Olam International, Ltd.	7,035,625	13,212,441	—	—	7,035,625	13,212,441
Heart Monitors							0.6%
HeartWare International, Inc.*	222,140	14,592,377	—	—	222,140	14,592,377
Hotels and Motels							0.9%
Accor S.A.**	507,812	18,127,678	—	—	507,812	18,127,678
Intercontinental Hotels Group PLC	—	—	81,827	1,901,493	81,827	1,901,493
Marriott International, Inc. — Class A	—	—	71,510	2,706,653	71,510	2,706,653
Independent Power Producer							1.2%
NRG Energy, Inc.*	1,804,830	28,281,686	—	—	1,804,830	28,281,686
Industrial Automation and Robotics							1.7%
FANUC Corp.**	205,300	36,420,592	29,900	5,304,314	235,200	41,724,906
Industrial Gases							1.6%
Praxair, Inc.	344,415	39,483,736	—	—	344,415	39,483,736
Instruments — Controls							0.6%
Sensata Technologies Holding N.V.*,**	343,560	11,502,389	76,803	2,571,364	420,363	14,073,753
Insurance Brokers							0.0%
AON Corp.*	—	—	24,897	1,221,447	24,897	1,221,447
Internet Content — Entertainment							0.8%
Youku.com, Inc. (ADR)*	750,360	16,500,416	—	—	750,360	16,500,416
Zynga, Inc. — Class A*	—	—	151,647	1,994,158	151,647	1,994,158
Internet Gambling							0.7%
Bwin.Party Digital Entertainment PLC	6,086,716	15,088,537	1,110,261	2,752,258	7,196,977	17,840,795
Investment Management and Advisory Services							0.0%
T. Rowe Price Group, Inc.	—	—	16,853	1,100,501	16,853	1,100,501
Life and Health Insurance							4.3%
AIA Group, Ltd.	12,292,400	45,036,094	831,400	3,046,029	13,123,800	48,082,123
CNO Financial Group, Inc.*	3,277,270	25,497,161	—	—	3,277,270	25,497,161
Prudential Financial, Inc.	—	—	19,196	1,216,835	19,196	1,216,835
Prudential PLC	2,248,131	26,876,036	185,141	2,213,330	2,433,272	29,089,366
Machinery — Construction and Mining							0.6%
Joy Global, Inc.	203,790	14,978,565	—	—	203,790	14,978,565
Machinery — General Industrial							0.5%
Nabtesco Corp.**	543,000	11,142,163	—	—	543,000	11,142,163
Medical — Biomedical and Genetic							4.0%
Celgene Corp.*,**	633,370	49,098,842	32,672	2,532,733	666,042	51,631,575
Gilead Sciences, Inc.*	134,040	6,547,854	—	—	134,040	6,547,854
Incyte Corp., Ltd.*	—	—	69,461	1,340,597	69,461	1,340,597
Regeneron Pharmaceuticals, Inc.*	167,895	19,579,915	13,633	1,589,881	181,528	21,169,796
Vertex Pharmaceuticals, Inc.*	329,370	13,507,464	36,192	1,484,234	365,562	14,991,698
Medical — Drugs							1.2%
Allergan, Inc.	—	—	16,583	1,582,516	16,583	1,582,516

4

	Janus Worldwide Fund Shares or	Janus Worldwide Fund	Janus Global Research Fund	Janus Global Research Fund	Pro Forma Combined Fund Shares or	Pro Forma Combined Fund	Pro Forma Combined Fund
	Contract Amounts	Value	Shares	Value	Contract Amounts	Value	% of Net Assets
Pfizer, Inc.	—	—	86,791	1,966,684	86,791	1,966,684
Sanofi**	294,017	22,830,220	—	—	294,017	22,830,220
Shire PLC	—	—	41,769	1,349,391	41,769	1,349,391
Valeant Pharmaceuticals International, Inc.	—	—	36,361	1,952,222	36,361	1,952,222
Medical — Generic Drugs							0.8%
Mylan, Inc.*	746,636	17,508,614	—	—	746,636	17,508,614
Watson Pharmaceuticals, Inc.*	—	—	27,725	1,859,239	27,725	1,859,239
Medical — HMO							1.0%
Aetna, Inc.	436,170	21,878,287	31,694	1,589,771	467,864	23,468,058
Medical — Wholesale Drug Distributors							0.9%
AmerisourceBergen Corp.	538,870	21,382,362	43,233	1,715,485	582,103	23,097,847
Medical Products							0.6%
Covidien PLC (U.S. Shares)	—	—	27,767	1,518,300	27,767	1,518,300
Varian Medical Systems, Inc.*	179,075	12,349,012	—	—	179,075	12,349,012
Metal — Copper							0.1%
First Quantum Minerals, Ltd.	—	—	93,234	1,778,290	93,234	1,778,290
Metal — Diversified							0.1%
Ivanhoe Mines, Ltd.*	—	—	209,160	3,290,935	209,160	3,290,935
Metal — Iron							1.5%
Fortescue Metals Group, Ltd.	3,246,356	19,532,869	408,080	2,455,360	3,654,436	21,988,229
Vale S.A. (ADR)	599,540	13,987,268	—	—	599,540	13,987,268
Metal Processors and Fabricators							1.0%
Precision Castparts Corp.	—	—	16,577	2,866,163	16,577	2,866,163
Multimedia							1.0%
News Corp. — Class A	962,965	18,960,781	144,152	2,838,353	1,107,117	21,799,134
Walt Disney Co.	—	—	37,701	1,650,550	37,701	1,650,550
Networking Products							1.3%
Cisco Systems, Inc.	1,345,120	28,449,288	108,512	2,295,029	1,453,632	30,744,317
Non-Ferrous Metals							0.5%
Titanium Metals Corp.	1,014,210	13,752,688	—	—	1,014,210	13,752,688
Non-Hazardous Waste Disposal							0.1%
Waste Management, Inc.	—	—	65,659	2,295,439	65,659	2,295,439
Office Automation and Equipment							0.6%
Canon, Inc.**	299,700	14,161,051	—	—	299,700	14,161,051
Oil — Field Services							1.5%
AMEC PLC	—	—	183,707	3,255,352	183,707	3,255,352
Baker Hughes, Inc.	537,695	22,550,929	—	—	537,695	22,550,929
Schlumberger, Ltd. (U.S. Shares)	—	—	26,181	1,830,837	26,181	1,830,837
Trican Well Service, Ltd.	530,105	7,787,844	—	—	530,105	7,787,844
Oil and Gas Drilling
Helmerich & Payne, Inc.	—	—	19,732	1,064,541	19,732	1,064,541	0.1%
Karoon Gas Australia, Ltd.*	—	—	196,954	1,327,821	196,954	1,327,821
Oil Companies — Exploration and Production							2.8%
Apache Corp.	232,635	23,365,859	—	—	232,635	23,365,859
Canadian Natural Resources, Ltd.	—	—	64,880	2,150,955	64,880	2,150,955
Continental Resources, Inc.* .	—	—	12,381	1,062,537	12,381	1,062,537
Noble Energy, Inc.	—	—	22,669	2,216,575	22,669	2,216,575
Occidental Petroleum Corp.	331,785	31,595,886	16,857	1,605,292	348,642	33,201,178
OGX Petroleo e Gas Participacoes S.A.*	—	—	122,000	1,009,591	122,000	1,009,591
Ophir Energy PLC*	—	—	161,637	1,311,926	161,637	1,311,926
Tullow Oil PLC	—	—	117,126	2,860,387	117,126	2,860,387
Whitting Petroleum Corp.*	—	—	29,397	1,596,257	29,397	1,596,257
Oil Companies — Integrated							4.5%
BG Group PLC	1,558,739	36,097,271	115,646	2,678,130	1,674,385	38,775,401
Pacific Rubiales Energy Corp.	—	—	57,908	1,692,177	57,908	1,692,177
Petroleo Brasileiro S.A. (ADR) .	1,781,270	47,310,531	—	—	1,781,270	47,310,531
Royal Dutch Shell PLC (ADR)	—	—	31,087	2,180,131	31,087	2,180,131
Total S.A.**	383,595	19,560,578	—	—	383,595	19,560,578
Oil Field Machinery and Equipment							0.5%
Dresser-Rand Group, Inc.*	259,012	12,015,567	—	—	259,012	12,015,567
National Oilwell Varco, Inc.	—	—	13,648	1,084,607	13,648	1,084,607
Pharmacy Services							1.2%
Express Scripts, Inc.*	—	—	44,962	2,436,041	44,962	2,436,041
Medco Health Solutions, Inc.*	341,930	24,037,679	—	—	341,930	24,037,679
Omnicare, Inc.	—	—	47,445	1,687,619	47,445	1,687,619
Pipelines							0.8%
Energy Transfer Equity L.P.	506,135	20,397,240	—	—	506,135	20,397,240
Printing — Commercial							0.1%
VistaPrint N.V. (U.S. Shares)*	—	—	36,660	1,416,909	36,660	1,416,909
Property and Casualty Insurance							0.8%
Tokio Marine Holdings, Inc.**	726,400	19,935,401	—	—	726,400	19,935,401
Real Estate Management/Services							0.1%
Jones Lang LaSalle, Inc.	—	—	15,907	1,325,212	15,907	1,325,212
Mitsubishi Estate Co., Ltd.	—	—	44,000	784,822	44,000	784,822
Real Estate Operating/Development							1.7%
Hang Lung Properties, Ltd.	6,829,435	25,021,239	470,995	1,725,601	7,300,430	26,746,840
PDG Realty S.A. Empreendimentos e Participacoes	—	—	406,800	1,406,756	406,800	1,406,756
Shun Tak Holdings, Ltd.	32,147,500	12,999,259	—	—	32,147,500	12,999,259
Retail — Apparel and Shoe							0.6%
Fast Retailing Co., Ltd.**	48,000	10,939,940	7,000	1,595,408	55,000	12,535,348
Limited Brands, Inc.	—	—	58,551	2,810,448	58,551	2,810,448
Retail — Bedding							0.1%
Bed Bath & Beyond, Inc.*	—	—	36,368	2,391,923	36,368	2,391,923
Retail — Drug Store							1.1%
Walgreen Co.	785,575	26,308,907	—	—	785,575	26,308,907
Retail — Jewelry							0.1%
Cie Financiere Richemont S.A.	—	—	44,450	2,787,977	44,450	2,787,977
Retail — Major Department Stores							1.3%
J.C. Penney Co., Inc.	—	—	34,882	1,235,869	34,882	1,235,869
Nordstrom, Inc.	507,475	28,276,507	52,196	2,908,361	559,671	31,184,868
Retail — Restaurants							0.1%

5

	Janus Worldwide Fund Shares or	Janus Worldwide Fund	Janus Global Research Fund	Janus Global Research Fund	Pro Forma Combined Fund Shares or	Pro Forma Combined Fund	Pro Forma Combined Fund
	Contract Amounts	Value	Shares	Value	Contract Amounts	Value	% of Net Assets
Arcos Dorados Holdings, Inc. — Class A	—	—	88,217	1,595,846	88,217	1,595,846
Rubber/Plastic Products							0.6%
Jain Irrigation Systems, Ltd.	7,141,038	13,801,240	824,620	1,593,715	7,965,658	15,394,955
Semiconductor Components/Integrated Circuits							1.7%
Atmel Corp.*	2,073,815	20,447,816	257,682	2,540,744	2,331,497	22,988,560
Taiwan Semiconductor Manufacturing Co., Ltd. *	5,637,000	16,223,645	1,062,000	3,056,504	6,699,000	19,280,149
Semiconductor Equipment							0.6%
ASML Holding N.V.**	238,056	11,897,880	58,448	2,930,583	296,504	14,828,463
Soap and Cleaning Preparations							0.9%
Reckitt Benckiser Group PLC	349,400	19,742,354	53,447	3,019,947	402,847	22,762,301
Steel — Producers							0.1%
ArcelorMittal	—	—	63,691	1,217,069	63,691	1,217,069
ThyssenKrupp A.G.	—	—	48,188	1,199,382	48,188	1,199,382
Telecommunication Services							1.6%
Amdocs, Ltd. (U.S. Shares)*	1,116,490	35,258,754	100,788	3,182,885	1,217,278	38,441,639
Virgin Media, Inc.	—	—	58,689	1,466,051	58,689	1,466,051
Television							0.1%
CBS Corp. — Class B	—	—	81,469	2,762,614	81,469	2,762,614
Therapeutics							0.1%
BioMarin Pharmaceutical, Inc.*	—	—	55,178	1,889,847	55,178	1,889,847
Tobacco							2.6%
Imperial Tobacco Group PLC	533,164	21,615,794	—	—	533,164	21,615,794
Japan Tobacco, Inc.**	6,179	34,796,544	554	3,119,807	6,733	37,916,351
Philip Morris International, Inc.	—	—	46,266	4,099,630	46,266	4,099,630
Toys							0.1%
Mattel, Inc.	—	—	86,996	2,928,285	86,996	2,928,285
Nintendo Co., Ltd.	—	—	5,200	782,357	5,200	782,357
Transactional Software							0.0%
Solera Holdings, Inc.	—	—	23,816	1,092,916	23,816	1,092,916
Transportation — Marine							1.0%
A.P. Moeller — Maersk A/S — Class B	3,052	23,569,933	—	—	3,052	23,569,933
Transportation — Railroad							1.4%
Canadian Pacific Railway, Ltd.	125,892	9,558,046	77,684	5,897,970	203,576	15,456,016
Kansas City Southern	261,395	18,739,407	—	—	261,395	18,739,407
Transportation — Services							0.9%
C.H. Robinson Worldwide, Inc.	—	—	41,036	2,687,448	41,036	2,687,448
Expeditors International of Washington, Inc.	245,665	11,425,879	—	—	245,665	11,425,879
Kuehne + Nagel International A.G.	—	—	26,622	3,602,112	26,622	3,602,112
United Parcel Service, Inc. — Class B	—	—	24,000	1,937,280	24,000	1,937,280
Vitamins and Nutrition Products							0.9%
Mead Johnson Nutrition Co.	266,895	22,013,500	—	—	266,895	22,013,500
Wireless Equipment							2.6%
Crown Castle International Corp.*	—	—	39,082	2,084,634	39,082	2,084,634
SBA Communications Corp. — Class A*	580,160	29,477,930	—	—	580,160	29,477,930
Telefonaktiebolaget L.M. Ericsson — Class B	2,711,290	28,103,810	206,984	2,145,488	2,918,274	30,249,298

Total Common Stock (cost $1,956,803,458, cost $246,018,449, combined cost $2,202,821,907)		2,026,530,140		297,994,433		2,324,524,573	96.5%

Exchange-Traded Fund
Commodity
Sprott Physical Gold Trust (ETF) (cost $0, cost $2,083,047, combined cost $2,083,047)	—	—	165,723	2,393,040	165,723	2,393,040	0.1%

Preferred Stock
Automotive — Cars and Light Trucks
Volkswagen A.G., 0%** (cost $17,599,249, cost $0, combined cost $17,599,249)	94,325	16,584,325	—	—	94,325	16,584,325	0.7%

Purchased Option — Call
Chaoda Modern Agriculture Holdings, Ltd.
expires January 2013
exercise price 4.03 HKD (premiums paid $442,599, premiums paid $0, combined premiums paid $442,599)	50,000	5,072	—	—	50,000	5,072	0.0%

Warrant
Diversified Financial Services
JPMorgan Chase & Co. — expires 10/28/18 (cost $21,780,102, cost $0, combined cost $21,780,102)	2,026,056	27,108,629	—	—	2,026,056	27,108,629	1.1%

Money Market
Janus Cash Liquidity Fund LLC, 0% (cost $24,833,714, cost $7,333,328, combined cost $32,167,042)	24,833,714	24,833,714	7,333,328	7,333,328	32,167,042	32,167,042	1.3%

Total Investments (total cost $2,021,459,122, total cost $255,434,824, combined cost $2,276,893,946)		2,095,061,880		307,720,801		2,402,782,681	99.7%

Cash, Receivables and Other Assets, net of Liabilities		8,984,947		(1,747,107)		7,237,840	0.3%

Pro Forma Adjustment		—		—		294,243	0.0%

Net Assets		$2,104,046,827		$305,973,694		$2,410,314,764	100.0%
Pro Forma Combined Fund
Summary of Investments by Country — (Long Positions)

	Janus Worldwide Fund	Janus Worldwide Fund	Janus Global Research Fund	Janus Global Research Fund	Pro Forma	Pro Forma Combined Fund
Country	Value	% of Investment Securities	Value	% of Investment Securities	Combined Fund Value	% of Investment Securities
Australia	$27,862,553	1.3%	$3,783,181	1.2%	$31,645,734	1.3%
Bermuda	22,683,398	1.1%	2,652,817	0.9%	25,336,215	1.1%
Brazil	96,078,209	4.6%	3,568,290	1.2%	99,646,499	4.1%
Canada	17,345,890	0.8%	19,155,589	6.2%	36,501,479	1.5%
Cayman Islands	18,367,369	0.9%	—	0.0%	18,367,369	0.8%
China	—	0.0%	1,546,109	0.5%	1,546,109	0.1%
Curacao	—	0.0%	1,830,837	0.6%	1,830,837	0.1%
Denmark	23,569,933	1.1%	—	0.0%	23,569,933	1.0%
Finland	25,220,947	1.2%	—	0.0%	25,220,947	1.0%
France	94,633,688	4.5%	5,742,719	1.9%	100,376,407	4.2%
Germany	16,584,325	0.8%	2,816,845	0.9%	19,401,170	0.8%
Gibraltar	15,088,537	0.7%	2,752,258	0.9%	17,840,795	0.7%
Guernsey	35,258,754	1.7%	3,182,885	1.0%	38,441,639	1.6%
Hong Kong	83,056,592	4.0%	6,037,087	2.0%	89,093,679	3.7%

6

	Janus Worldwide Fund	Janus Worldwide Fund	Janus Global Research Fund	Janus Global Research Fund	Pro Forma	Pro Forma Combined Fund
Country	Value	% of Investment Securities	Value	% of Investment Securities	Combined Fund Value	% of Investment Securities

India	24,752,624	1.2%	2,548,654	0.8%	27,301,278	1.1%
Indonesia	12,213,407	0.6%	—	0.0%	12,213,407	0.5%
Ireland	—	0.0%	1,518,300	0.5%	1,518,300	0.1%
Italy	12,696,166	0.6%	2,749,695	0.9%	15,445,861	0.6%
Japan	127,395,691	6.1%	19,867,271	6.5%	147,262,962	6.1%
Jersey	—	0.0%	1,349,391	0.4%	1,349,391	0.1%
Luxembourg	—	0.0%	2,736,842	0.9%	2,736,842	0.1%
Mexico	—	0.0%	1,626,539	0.5%	1,626,539	0.1%
Netherlands	44,586,521	2.1%	10,704,641	3.5%	55,291,162	2.3%
Russia	—	0.0%	599,923	0.2%	599,923	0.0%
Singapore	13,212,441	0.6%	—	0.0%	13,212,441	0.5%
Spain	16,535,133	0.8%	—	0.0%	16,535,133	0.7%
Sweden	28,103,810	1.3%	2,145,488	0.7%	30,249,298	1.3%
Switzerland	30,154,661	1.4%	8,704,898	2.8%	38,859,559	1.6%
Taiwan	16,223,645	0.8%	3,056,504	1.0%	19,280,149	0.8%
United Kingdom	215,182,308	10.3%	26,361,641	8.6%	241,543,949	10.1%
United States††	1,078,255,278	51.5%	169,086,551	54.9%	1,247,341,829	51.9%
Virgin Islands (British)	—	0.0%	1,595,846	0.5%	1,595,846	0.1%

Total	$2,095,061,880	100%	$307,720,801	100%	$2,402,782,681	100%

††	Includes Cash Equivalents (50.3% for Janus Worldwide Fund, 52.6% for Janus Global Research Fund, and 50.3% for Pro Forma Combined Fund)
Forward Currency Contracts, Open

Counterparty/Currency Sold and Settlement Date	Janus Worldwide Fund Currency Units Sold	Janus Worlwide Fund Currency Value U.S.	Janus Worlwide Fund Unrealized Appreciation/ (Depreciation)	Janus Global Research Fund Currency Units Sold	Janus Global Research Fund Currency Value U.S.	Janus Global Research Fund Unrealized Appreciation/ (Depreciation)	Pro Forma Combined Fund Fund Currency Units Sold	Pro Forma Combined Fund Currency Value U.S.	Pro Forma Combined Fund Unrealized Appreciation/ (Depreciation)

Credit Suisse Securities (USA) LLC:
Japanese Yen 5/17/12	2,697,000,000	$32,606,441	$160,329	—	$—	$—	2,697,000,000	$32,606,441	$160,329
HSBC Securities (USA), Inc.:
Euro 4/5/12	22,000,000	29,337,144	(243,904)	—	—	—	22,000,000	29,337,144	(243,904)
Japanese Yen 4/5/12	2,745,000,000	33,172,884	428,732	—	—	—	2,745,000,000	33,172,884	428,732

		62,510,028	184,828	—	—	—	—	62,510,028	184,828

JPMorgan Chase & Co.:
Japanese Yen 5/24/12	3,001,000,000	36,284,182	2,727	—	—	—	3,001,000,000	36,284,182	2,727
RBC Capital Markets Corp.:									—
Japanese Yen 5/10/12	1,803,000,000	21,796,626	(158,463)	—	—	—	1,803,000,000	21,796,626	(158,463)

Total		$153,197,277	$189,421	—	—	—		$153,197,277	$189,421
Notes to Pro Forma Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

b	Security is illiquid.

¥	Schedule of Fair Valued Securities (as of March 31, 2012)

	Value	Value as a % of Net Assets

Janus Worldwide Fund
Chaoda Modern Agriculture Holdings, Ltd.	$1,866,953	0.1%
Indiabulls Infrastructure and Power, Ltd.	296,237	0.0%

	$2,163,190	0.1%

Janus Global Research Fund	—	0.0%

Pro Forma Combined Fund
Chaoda Modern Agriculture Holdings, Ltd.	$1,866,953	0.1%
Indiabulls Infrastructure and Power, Ltd.	296,237	0.0%

	$2,163,190	0.1%

Securities are valued at “fair value” pursuant to procedures adopted by the Funds’ Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.
The following is a summary of the inputs that were used to value the Funds’ investments in securities and other financial instruments as of March 31, 2012.

	Level 1 — Quoted	Level 2 — Other Significant	Level 3 — Significant
	Prices	Observable Inputs(a)	Unobservable Inputs
Investments in Securities:
Janus Worldwide Fund
Common Stock
Agriculture Operations	$—	$1,866,953	$—
Electric — Generation	—	—	296,237
Internet Content — Entertainment	—	16,500,416	—
Metal — Iron	19,532,869	13,987,268	—
Oil Companies — Integrated	55,657,849	47,310,531	—
All Other	1,871,378,017	—	—
Preferred Stock	—	16,584,325	—
Warrant	—	27,108,629	—
Money Market	—	24,833,714	—
Total Investments in Securities	$1,946,568,735	$148,191,836	$296,237

Janus Global Research Fund
Common Stock
Cellular Telecommunications	$—	$1,626,539	$—
Commercial Banks	4,685,382	599,923	—
Food — Retail	1,584,128	1,268,926	—
Oil Companies — Integrated	4,370,307	2,180,131	—
All Other	281,679,097	—	—
Exchange-Traded Fund	2,393,040	—	—
Money Market	—	7,333,328	—
Total Investments in Securities	$294,711,954	$13,008,847	$—

Investment in Purchased Option
Janus Worldwide Fund	$—	$5,072	$—

Other Financial Instruments(b)
Janus Worldwide Fund	$—	$189,421	$—

7

	Level 1 — Quoted	Level 2 — Other Significant	Level 3 — Significant
	Prices	Observable Inputs(a)	Unobservable Inputs
Investments in Securities:
Pro Forma Combined Fund
Common Stock
Agriculture Operations	$—	$1,866,953	$—
Cellular Telecommunications	12,157,088	1,626,539	—
Commercial Banks	78,231,973	599,923	—
Electric — Generation	—	—	296,237
Food — Retail	1,584,128	1,268,926	—
Internet Content — Entertainment	1,994,158	16,500,416	—
Metal — Iron	21,988,229	13,987,268	—
Oil Companies — Integrated	60,028,156	49,490,662	—
All Other	2,062,903,917	—	—
Exchange-Traded Fund	2,393,040	—	—
Preferred Stock	—	16,584,325	—
Warrant	—	27,108,629	—
Money Market	—	32,167,042	—
Total Investments in Securities	$2,241,280,689	$161,200,683	$296,237

Investment in Purchased Option
Pro Forma Combined Fund	$—	$5,072	$—

Other Financial Instruments(b)
Pro Forma Combined Fund	$—	$189,421	$—

(a)	Includes fair value factors

(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.
Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2012 is noted below.

Fund	Aggregate Value

Janus Worldwide Fund	$377,362,468
Janus Global Research Fund	—
Pro Forma Combined Fund	377,362,468

8

Pro Forma Statements of Assets and Liabilities
As of March 31, 2012 (unaudited)
(all numbers in thousands except net asset value per share)

		Janus Global Research	Pro Forma	Pro Forma
	Janus Worldwide Fund	Fund	Adjustments	Combined Fund
Assets:
Investments at cost	$2,021,459	$255,435	$—	$2,276,894
Unaffiliated investments at value	2,070,229	300,387	—	2,370,616
Affiliated investments at value	24,834	7,333	—	32,167
Cash	16	33	—	49
Cash denominated in foreign currency(1)	204	23	—	227
Restricted cash*	950	—	—	950
Receivables:
Investments sold	9,758	373	—	10,131
Fund shares sold	264	235	—	499
Due from adviser	—	—	444 (5)	444
Dividends	3,727	459	—	4,186
Foreign dividend tax reclaim	54	7	—	61
Non-interested Trustees’ deferred compensation	34	5	—	39
Other assets	30	14	—	44
Forward currency contracts	592	—	—	592
Total Assets	2,110,692	308,869	444	2,420,005
Liabilities:
Payables:
Investments purchased	3,167	2,369	—	5,536
Fund shares repurchased	1,238	211	—	1,449
Dividends	1	3	—	4
Advisory fees	1,168	190	—	1,358
Fund administration fees	18	2	—	20
Internal servicing cost	1	1	—	2
Administrative services fees	315	38	—	353
Distribution fees and shareholder servicing fees	12	4	—	16
Administrative, networking and omnibus fees	3	6	—	9
Non-interested Trustees’ fees and expenses	37	4	—	41
Non-interested Trustees’ deferred compensation fees	34	5	—	39
Accrued expenses and other payables	249	62	—	311
Merger fees	—	—	150 (6)	150
Forward currency contracts	402	—	—	402
Total Liabilities	6,645	2,895	150	9,690
Net Assets	2,104,047	305,974	294	2,410,315
Net Assets Consist of:
Capital (par value and paid-in-surplus)	3,027,314	282,136	—	3,309,450
Undistributed net investment income/(loss)	2,857	(9)	294	3,142
Undistributed net realized gain/(loss) from investments and foreign currency transactions	(999,922)	(28,441)	—	(1,028,363)
Unrealized appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	73,798	52,288	—	126,086
Total Net Assets	2,104,047	305,974	294	2,410,315
Net Assets — A Shares	$2,277	$13,093	$—	$15,370
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	49	841	(559)	331
Net Asset Value Per Share(2)(3)	$46.44	$15.58	$—	$46.44
Maximum Offering Price Per Share(4)	$49.27	$16.53	$—	$49.27
Net Assets — C Shares	$1,320	$1,981	$—	$3,301
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	29	129	(86)	72
Net Asset Value Per Share (2)	$46.02	$15.31	$—	$46.02
Net Assets — D Shares	$1,164,782	$126,656	$163	$1,291,601
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	25,393	8,100	(5,339)	28,154
Net Asset Value Per Share (2)	$45.87	$15.64	$—	$45.87
Net Assets — I Shares	$17,008	$42,828	$2	$59,838
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	366	2,743	(1,822)	1,287
Net Asset Value Per Share (2)	$46.48	$15.62	$—	$46.48
Net Assets — R Shares	$938	N/A	$—	$938
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	20	N/A	—	20
Net Asset Value Per Share	$46.24	N/A	$—	$46.24
Net Assets — S Shares	$47,772	$4,045	$7	$51,824
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	1,028	261	(174)	1,115
Net Asset Value Per Share (2)	$46.49	$15.50	$—	$46.49
Net Assets — T Shares	$869,950	$117,371	$122	$987,443
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)*	18,983	7,507	(4,945)	21,545
Net Asset Value Per Share (2)	$45.83	$15.63	$—	$45.83

*	See Notes to Financial Statements.

(1)	Includes cost of $204,117 and $23,211 for Janus Worldwide Fund and Janus Global Research Fund, respectively.

(2)	Janus Global Research Fund — Class A Shares will be exchanged for Janus Worldwide Fund — Class A Shares.

Janus Global Research Fund — Class C Shares will be exchanged for Janus Worldwide Fund — Class C Shares.

Janus Global Research Fund — Class D Shares will be exchanged for Janus Worldwide Fund — Class D Shares.

Janus Global Research Fund — Class I Shares will be exchanged for Janus Worldwide Fund — Class I Shares.

Janus Global Research Fund — Class S Shares will be exchanged for Janus Worldwide Fund — Class S Shares.

Janus Global Research Fund — Class T Shares will be exchanged for Janus Worldwide Fund — Class T Shares.

(3)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(4)	Maximum offering price is computed at 100/94.25 of net asset value.

(5)	Adjustment to reflect the advisory fees using the Combined Fund’s investment advisory fee schedule.

(6)	Expenses in connection with the merger.

9

Pro Forma Statements of Operations
For the twelve-month period ended March 31, 2012 (unaudited)
(all numbers in thousands)

		Janus Global
	Janus Worldwide	Research	Pro Forma		Pro Forma
	Fund	Fund	Adjustments		Combined Fund
Investment Income:
Interest	243	1	—		244
Dividends	41,966	3,981	—		45,947
Dividends from affiliates	12	3	—		15
Foreign tax withheld	(2,391)	(187)	—		(2,578)
Total Investment Income	39,830	3,798	—		43,628
Expenses:
Advisory fees	14,816	2,064	(444	)(1)	16,436
Internal servicing expense — Class A Shares	—	—	—		—
Internal servicing expense — Class C Shares	—	—	—		—
Internal servicing expense — Class I Shares	—	1	—		1
Shareholder reports expense	578	78	—		656
Transfer agent fees and expenses	238	34	—		272
Registration fees	29	72	—		101
Custodian fees	—	34	—		34
Professional fees	65	40	—		105
Non-interested Trustees’ fees and expenses	89	11	—		100
Short sales dividend expense	—	—	—		—
Short sales interest expense	—	—	—		—
Stock loan fees	—	—	—		—
Fund administration fees	149	20	—		169
Administrative fees — Class D Shares	1,404	146	—		1,550
Administrative fees — Class R Shares	3	—	—		3
Administrative fees — Class S Shares	125	3	—		128
Administrative fees — Class T Shares	2,267	272	—		2,539
Distribution fees and shareholder servicing fees — Class A Shares	6	6	—		12
Distribution fees and shareholder servicing fees — Class C Shares	14	17	—		31
Distribution fees and shareholder servicing fees — Class R Shares	5	—	—		5
Distribution fees and shareholder servicing fees — Class S Shares	126	3	—		129
Administrative, networking and ombinous fees — Class A Shares	3	3	—		6
Administrative, networking and ombinous fees — Class C Shares	2	3	—		5
Administrative, networking and ombinous fees — Class I Shares	15	32	—		47
Merger fees	—	—	150	(2)	150
Other expenses	156	17	—		173
Total Expenses	20,090	2,856	(294)		22,652
Expense and Fee Offset	(13)	(2)	—		(15)
Net Expenses	20,077	2,854	(294)		22,637
Less: Excess Expense Reimbursement	(27)	(2)	—		(29)
Net Expenses After Expense Reimbursement	20,050	2,852	(294)		22,608
Net Investment Income	19,780	946	294		21,020
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from investment and foreign currency transactions	98,686	6,862	—		105,548
Net realized gain from short sales	—	31	—		31
Net realized gain from options contracts	234	—	—		234

Change in unrealized net appreciation/(depreciation) of investments, foreign currency translations and non-interested Trustees’ deferred compensation	(226,681)	17,193	—		(209,488)
Change in unrealized net appreciation/(depreciation) of options contracts	327	(14,633)	—		(14,306)
Net Gain/(Loss) on Investments	(127,434)	9,453	—		(117,981)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(107,654)	10,399	294		(96,961)

(1)	Adjustment to reflect the advisory fees using the Combined Fund’s investment advisory fee schedule.

(2)	Expenses in connection with the merger.

10

Notes to Pro Forma Financial Statements (Unaudited)
The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes to Pro Forma Financial Statements explain the methods used in preparing and presenting this report.
1. Organization and Significant Accounting Policies
Janus Global Research Fund and Janus Worldwide Fund (individually, a “Fund” and collectively, the “Funds”) are series funds. The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. The Funds invest primarily in equity securities and are each classified as diversified, as defined in the 1940 Act.
The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed merger of Janus Global Research Fund into Janus Worldwide Fund. If approved by shareholders, Janus Global Research Fund investors will receive a number of full and fractional shares of Janus Worldwide Fund approximately equivalent in dollar value to their shares held in Janus Global Research Fund. Specifically, all or substantially all of the assets of Janus Global Research Fund will be transferred to Janus Worldwide Fund solely in exchange for shares of Janus Worldwide Fund with a value approximately equal to the value of Janus Global Research Fund’s assets net of liabilities, and the assumption by Janus Worldwide Fund of all liabilities of Janus Global Research Fund. Immediately following the transfer, the shares of Janus Worldwide Fund received by Janus Global Research Fund will be distributed pro rata to Janus Global Research Fund shareholders and Janus Global Research Fund will subsequently be liquidated. The purpose of the merger is based on similarities of the Funds’ investment objectives, strategies and policies, as well as the anticipated expense efficiencies due to the larger asset base of the combined fund after the merger. Janus Global Research Fund will be deemed the performance and accounting survivor for the merger.
The reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. The unaudited pro forma combined financial statements are presented for informational purposes and may not be representative of what the actual combined financial statements would have been had the reorganization occurred at April 1, 2011. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of the Funds at March 31, 2012 as if the reorganization had occurred on that date. The unaudited pro forma statements of operations reflect the results of operations of the Funds for the twelve- month period ended March 31, 2012 as if the reorganization had occurred on April 1, 2011. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. The accompanying pro forma financial statements should be

11

read in conjunction with the financial statements of the Funds included in their semi-annual reports dated March 31, 2012.
The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.
Investment Valuation
Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and

12

the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Foreign Currency Translations
The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held. Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations. Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Restricted Cash
As of March 31, 2012, Janus Worldwide Fund had restricted cash in the amount of $950,000. The restricted cash represents collateral received in relation to options contracts invested in by the Fund at March 31, 2012. The restricted cash is held at the Fund’s custodian, State Street Bank and Trust Company. The carrying value of the restricted cash approximates fair value.
Valuation Inputs Summary
In accordance with the Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the

13

reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.
Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.
For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.
During the twelve-month period ending March 31, 2012, there have been no significant changes in valuation techniques used in valuing any such positions held by the Funds.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2012 to value each Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) on the Pro Forma Notes to Schedules of Investments.
The Funds adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”). This Update applies to a Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair

14

value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no Level 3 securities during the fiscal period.
The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2012.

	Transfers In	Transfers Out
	Level 1 to	Level 2
Fund	Level 2	to Level 1

Janus Global Research Fund	—	$55,915,776
Janus Worldwide Fund	—	649,293,497
Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.
The Funds recognize transfers between the levels as of the beginning of the period.
In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.
The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.
In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.
Derivative Instruments
The Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options,

15

options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended March 31, 2012 is discussed in further detail below. A summary of derivative activity by Fund is reflected in the tables at the end of this section.
The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.
OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.
In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk — Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Credit Risk — Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

16

•	Currency Risk — Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•	Equity Risk — Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk — Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.

•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.
The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in “Net realized gain/(loss) from investment and foreign currency transactions” on the Pro Forma Statements of Operations (if applicable). Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Pro Forma Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

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Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.
In accordance with FASB guidance, the Funds adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
The following tables, grouped by derivative type, provide information about the fair value and location of derivatives within the Pro Forma Statements of Assets and Liabilities as of March 31, 2012.

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Fair Value of Derivative Instruments as of March 31, 2012

	Asset Derivatives		Liability Derivatives
			Pro Forma
Derivatives not			Statements of
accounted for as	Pro Forma Statements		Assets and
hedging	of Assets and		Liabilities
instruments	Liabilities Location	Fair Value	Location	Fair Value

Janus Worldwide Fund
Equity Contracts	Unaffiliated investments at value	$5,072
Foreign Exchange Contracts	Forward currency contracts	591,787	Forward currency contracts	$402,366

Total		$596,859		$402,366

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Pro Forma Statements of Operations for the twelve-month period ended March 31, 2012.
The effect of Derivative Instruments on the Pro Forma Statements of Operations for the twelve-month period ended March 31, 2012

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivatives not				Forward
accounted for as				Currency
hedging instruments	Futures	Swaps	Options	Contracts	Total

Janus Worldwide Fund

Equity Contracts	$—	$—	$2,380	$—	$2,380

Foreign Exchange Contracts	—	—	—	(2,143,599)	(2,143,599)

Total	$—	$—	$2,380	$(2,143,599)	$(2,141,219)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivatives not				Forward
accounted for as				Currency
hedging instruments	Futures	Swaps	Options	Contracts	Total

Janus Worldwide Fund

Equity Contracts	$—	$—	$(437,527)	$—	$(437,527)

Foreign Exchange Contracts	—	—	—	(2,488,988)	(2,488,988)

Total	$—	$—	$(437,527)	$(2,488,988)	$(2,488,988)

Please see the Funds’ Pro Forma Statements of Operations for the Funds’ “Net Realized and Unrealized Gain/(Loss) on Investments.”

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The value of derivative instruments at period end and the effect of derivatives on the Pro Forma Statements of Operations are indicative of the Funds’ volumes throughout the period.
Additional Investment Risk
It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on a Fund, such as a decline in the value and liquidity of many securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.
Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the” Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.
In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of

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credit default swaps linked to that country’s creditworthiness. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.
Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund’s exposure to counterparty risk in respect to financial assets approximates their carrying value as recorded on the Fund’s Pro Forma Statement of Assets and Liabilities.
A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Emerging Market Investing
Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in

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addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Exchange-Traded Funds
The Funds may invest in exchange-traded funds which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.
Investment Advisory Agreements and Other Transactions with Affiliates
Each Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The following table reflects each Fund’s base fee rate (expressed as an annual rate).

Base Fee (%)
Fund	(annual rate)

Janus Global Research Fund	0.64
Janus Worldwide Fund	0.60
Pro Forma Combined Fund	0.60

For Janus Global Research Fund and Janus Worldwide Fund, management fee rate is determined by calculating a base fee and applying a performance adjustment. The performance adjustment either increases or decreases the base fee depending on how well each Fund has performed relative to its benchmark index, as shown below:

Fund	Benchmark Index
Janus Global Research Fund	MSCI World Growth Index
Janus Worldwide Fund	MSCI World Index SM
Pro Forma Combined Fund	MSCI World Index SM

     The calculation of the performance adjustment applies as follows:

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     Management Fee = Base Fee Rate +/– Performance Adjustment
The management fee rate paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the management fee to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period is a rolling 36-month period.
For purposes of determining the pro forma performance fee calculation, the management fee rate for the combined fund is calculated by applying the annual base management fee rate of 0.60% to the combined fund’s average daily net assets, plus or minus the Performance Adjustment which is based on the performance of Janus Global Research Fund relative to the MSCI World Index.
No Performance Adjustment is applied unless the difference between a Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which a Fund outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease Janus Capital’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses whereas a Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The management fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.
The application of an expense limit, if any, will have a positive effect upon a Fund’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

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The investment performance of a Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Fund’s performance was above or below its benchmark index by comparing the investment performance of the Fund’s load-waived Class A Shares against the cumulative investment record of that Fund’s benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund, as applicable.
It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it depends on the performance of each Fund relative to the record of the Fund’s benchmark index and future changes to the size of each Fund.
Janus Capital has contractually agreed to waive each Fund’s total annual fund operating expenses (excluding any Performance Adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement (except for networking and omnibus fees for Class A Shares, Class C Shares, and Class I Shares), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.00% for each Fund, until at least February 1, 2013. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
Janus Capital has also agreed to waive the Performance Adjustment to the management fee to a level that is at least that of the management fee paid by Janus Worldwide Fund by using Janus Worldwide Fund’s performance history for periods prior to the merger and comparing it to the performance fee of the combined fund (which is based on Janus Global Research Fund’s performance history for periods prior to the merger) to determine the amount of any waiver. Essentially, the management fee rate paid by the combined fund will be the lower of (i) the actual management fee rate using Janus Global Research Fund’s performance and assets for periods prior to the merger to calculate the Performance Adjustment, or (ii) the management fee rate that would have been paid if Janus Worldwide Fund’s performance and larger assets were used to calculate the Performance Adjustment for periods prior to the merger.
Estimated fees associated with the merger of $[         ] will be shared equally between Janus Capital and Janus Global Research Fund.
Capital Shares
The pro forma net asset value per share assumes the issuance of shares of Janus Worldwide Fund that would have been issued at March 31, 2012, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Janus Global Research Fund, as of March 31, 2012 divided by the net asset value per share of the shares of Janus Worldwide Fund as of March 31, 2012. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at March 31, 2012:

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	Shares of Janus Worldwide Fund	Additional Shares Assumed Issued in	Total Outstanding Shares
Class of Shares	Pre-Combination	Reorganization	Post-Combination
Class A Shares	49,031	281,948	330,979
Class C Shares	28,684	43,041	71,725
Class D Shares	25,393,106	2,761,200	28,154,306
Class I Shares	365,943	921,467	1,287,410
Class R Shares	20,284	—	20,284
Class S Shares	1,027,548	87,011	1,114,559
Class T Shares	18,983,418	2,561,178	21,544,596
Federal Income Taxes
The Funds intend to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. The tax cost of investments will remain unchanged for the combined fund.

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FORM OF PROXY CARD

Please vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

VOTE VIA THE TELEPHONE	VOTE VIA THE INTERNET	VOTE BY MAIL

1. Read the Proxy Statement and have this card at hand 2. Call toll-free at and follow the recorded instructions 3. If you vote via the telephone, you do not need to mail this proxy card	1. Read the Proxy Statement and have this card at hand 2. Log on to and follow the on-screen instructions 3. If you vote via the Internet, you do not need to mail this proxy card	1. Read the Proxy Statement 2. Mark the appropriate box on this proxy card 3. Sign and date this proxy card 4. Mail your completed proxy card in the enclosed envelope

(Janus Global Research Fund)	JANUS INVESTMENT FUND SPECIAL MEETING OF SHAREHOLDERS TO BE HELD [ , 2013]

This Proxy is solicited on behalf of the Trustees of Janus Investment Fund. The undersigned, revoking any previous proxies, hereby appoints Robin C. Beery, Jesper Nergaard, and Stephanie Grauerholz or any of them, as attorneys and proxies, with full power of substitution to each, to vote the shares which the undersigned is entitled to vote at the Special Meeting of Shareholders (“Meeting”) of Janus Global Research Fund to be held at the JW Marriott Hotel, 150 Clayton Lane, Denver, CO on [          , 2013] at [      a.m.] Mountain Time and at any adjournment(s) or postponement(s) of such Meeting. As to any other matter that properly comes before the Meeting or any adjournment(s) or postponement(s) thereof, the persons appointed above may vote in accordance with their best judgment. The undersigned hereby acknowledges receipt of the accompanying Proxy Statement and Notice of Special Meeting.

Note: Please sign exactly as your name(s) appears on the Proxy. If you are signing this Proxy for a corporation, estate, trust or in other fiduciary capacity, for example, as a trustee, please state that capacity or title along with your signature.

Signature	Date

Signature (Joint Owners)	Date

WHEN THIS PROXY IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL SET FORTH BELOW.

PLEASE MARK THE BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:     ■

Approve an Agreement and Plan of Reorganization that merges Janus Global Research Fund with and into Janus Worldwide Fund.

FOR	AGAINST	ABSTAIN
☐	☐	☐

                    PLEASE SIGN ON THE REVERSE SIDE OF THIS CARD

JANUS INVESTMENT FUND
PART C - OTHER INFORMATION
ITEM 15.         Indemnification
             Article VI of Janus Investment Fund’s Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.
ITEM 16.         Exhibits

Exhibit 1

(a)	Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109, filed on April 17, 2003 (File No. 2-34393).

(b)	Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110, filed on December 23, 2003 (File No. 2-34393).

(c)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(d)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

C-1

(e)	Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(qq) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(f)	Form of Certificate of Establishment and Designation of Series and Share Classes is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(h)	Form of Certificate of Establishment, Designation and Redesignation of Share Classes is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(i)	Certificate of Establishment and Designation of Share Class (Class N Shares), dated May 22, 2012, is incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

Exhibit 2

(a)	Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(b)	First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

(c)	Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

Exhibit 3 – (Not Applicable)

Exhibit 4

(a)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Global Research Fund and Janus Worldwide Fund, is filed herein as Exhibit (4)(a).

Exhibit 5

(a)	Specimen Stock Certificate for Janus Worldwide Fund is incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 79, filed on December 18, 1996 (File No. 2-34393).

C-2

Exhibit 6

(a)	Investment Advisory Agreements for Janus Growth and Income Fund and Janus Worldwide Fund dated July 1, 1997, are incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(b)	Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(ee) to Post-Effective Amendment No. 90, filed on January 31, 2000 (File No. 2-34393).

(c)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(ppp) to Post-Effective Amendment No. 112, filed on December 10, 2004 (File No. 2-34393).

(d)	Investment Advisory Agreement for Janus Worldwide Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(rrrr) to Post-Effective Amendment No. 117, filed on February 27, 2006 (File No. 2-34393).

(e)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(dddddd) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(f)	Form of Amendment to Investment Advisory Agreement for Janus Worldwide Fund is incorporated herein by reference to Exhibit (d)(139) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Amendment to Investment Advisory Agreement for Janus Worldwide Fund dated December 3, 2010 is incorporated herein by reference to Exhibit (d)(185) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

Exhibit 7

(a)	Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83, filed on December 15, 1997 (File No. 2-34393).

(b)	Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105, filed on December 13, 2002 (File No. 2-34393).

C-3

(c)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119, filed on December 19, 2006 (File No. 2-34393).

(d)	Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122, filed on February 28, 2008 (File No. 2-34393).

(e)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(f)	Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(g)	Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

(h)	Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated May 31, 2012, is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

Exhibit 8 – (Not Applicable)

Exhibit 9

(a)	Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(b)	Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(c)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

C-4

(d)	Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18, 2000 (File No. 2-34393).

(e)	Form of Letter Agreement regarding Citibank, N.A. Custodian Contract is incorporated herein by reference to Exhibit 7(cc) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(f)	Form of Amendment to Subcustodian Contract between Citibank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(dd) to Post-Effective Amendment No. 104, filed on February 28, 2002 (File No. 2-34393).

(g)	Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114, filed on October 14, 2005 (File No. 2-34393).

Exhibit 10

(a)	Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(b)	Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(c)	Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(d)	Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(e)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126, filed on July 2, 2009 (File No. 2-34393).

(f)	Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130, filed on February 16, 2010 (File No. 2-34393).

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(g)	Amended Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 175, filed on May 31, 2012 (File No. 2-34393).

Exhibit 11

(a)	Opinion and Consent of Counsel is to be filed by Amendment.

Exhibit 12

(a)	Tax Opinion is to be filed by Amendment.

Exhibit 13 – (Not Applicable)

Exhibit 14

(a)	Consent of PricewaterhouseCoopers LLP is to be filed by Amendment.

Exhibit 15 – (Not Applicable)

Exhibit 16

(a)	Powers of Attorney, dated as of April 11, 2008, are incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009 (File No. 2-34393).

(b)	Power of Attorney, dated as of June 24, 2010, is incorporated herein by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010 (File No. 2-34393).

(c)	Power of Attorney, dated as of January 5, 2011, is incorporated herein by reference to Exhibit (q)(5) to Post-Effective Amendment No. 138, filed on January 28, 2011 (File No. 2-34393).

Exhibit 17 – (Not Applicable)

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ITEM 17.         Undertakings
             (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
             (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES
             As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 25th day of September, 2012.

JANUS INVESTMENT FUND
By:	/s/ Robin C. Beery
Robin C. Beery, President and Chief
Executive Officer

             As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robin C. Beery Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	September 25, 2012

/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	September 25, 2012

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William F. McCalpin*	Chairman and Trustee	September 25, 2012
William F. McCalpin

William D. Cvengros*	Trustee	September 25, 2012
William D. Cvengros

John P. McGonigle*	Trustee	September 25, 2012
John P. McGonigle

James T. Rothe*	Trustee	September 25, 2012
James T. Rothe

William D. Stewart*	Trustee	September 25, 2012
William D. Stewart

Linda S. Wolf*	Trustee	September 25, 2012
Linda S. Wolf

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney dated April 11, 2008, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 123, filed on February 27, 2009; Power of Attorney, dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 132, filed on July 30, 2010; and Power of Attorney, dated January 5, 2011, incorporated by reference to Exhibit (q)(5) to Post-Effective Amendment No. 138, filed on January 28, 2011

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INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

Exhibit 4(a)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Global Research Fund and Janus Worldwide Fund

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